Rate Matters	12 Months Ended
Dec. 31, 2014
Rate Matters
RATE MATTERS

Our subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  Our recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO’s March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding, which was subsequently appealed. In February 2014, the Supreme Court of Ohio affirmed the PUCO’s decision and rejected all appeals.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a weighted average cost of capital (WACC) rate. In November 2012, the IEU and the Ohio Consumers' Counsel (OCC) also filed appeals of the PUCO decision which principally argued that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues. IEU's appeal also argued that carrying costs should be reduced due to an accumulated deferred income tax credit which, as of December 31, 2014, could reduce carrying costs by $26 million including $14 million of unrecognized equity carrying costs. In December 2014, IEU filed a motion to withdraw its argument related to the collection of POLR revenues. In January 2015, the OCC filed a request to dismiss its appeal altogether. Oral arguments at the Supreme Court of Ohio were held in February 2015. OPCo argued for a remand to reinstate the WACC carrying charges initially approved by the PUCO and challenged the IEU argument that the carrying charges should be reduced due to an accumulated deferred income tax credit. A decision from the Supreme Court of Ohio is pending.

Management is unable to predict the outcome of the unresolved litigation discussed above. Depending on the rulings in these proceedings, it could reduce future net income and cash flows and impact financial condition.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and is $150/MW day from June 2014 through May 2015.  In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and is currently collected at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs.  As of December 31, 2014, OPCo’s incurred deferred capacity costs balance of $422 million, including debt carrying costs, was recorded in regulatory assets on the balance sheet.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order, including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order, including the RSR.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. As ordered, in 2014, OPCo conducted multiple energy-only auctions for a total of 100% of the SSO load with delivery beginning April 2014 through May 2015. For delivery starting in June 2015, OPCo will conduct energy and capacity auctions for its entire SSO load. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings. Management believes that these intervenor concerns are without merit.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo's $188.88/MW day capacity charge, the independent auditor recommends a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and intends to oppose the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Proposed June 2015 – May 2018 ESP

In December 2013, OPCo filed an application with the PUCO to approve an ESP that includes proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal included a return on common equity of 10.65% on capital costs for certain riders and estimates an average decrease in rates of 9% over the three-year term of the plan for customers who receive their RPM capacity and energy auction-based generation through OPCo. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based purchase power agreement. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets. In May 2014, intervenors and the PUCO staff filed testimony that provided various recommendations including the rejection and/or modification of various riders, including the DIR and the proposed PPA. Hearings at the PUCO in the ESP case were held in June 2014.

In July 2014, OPCo submitted a separate application to continue the RSR established in the June 2012 - May 2015 ESP to collect the unrecovered portion of the deferred capacity costs at the rate of $4.00/MWh until the balance of the capacity deferrals has been collected. In December 2014, the PUCO staff and intervenors filed comments related to the RSR application. The PUCO staff recommended approval of the application. Intervenors objected to the application and recommended approval of a pending motion to dismiss.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA for inclusion in the PPA rider, discussed above. The new PPA would include an additional 2,671 MW to be purchased from AGR over the life of the respective generating units.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.

In March 2014, the PUCO approved a stipulation agreement between OPCo and the PUCO staff that there were no significantly excessive earnings in 2011 for CSPCo or OPCo. In May 2014 and December 2014, the PUCO approved stipulation agreements between OPCo and the PUCO staff that there were no significantly excessive earnings for OPCo in 2012 and 2013, respectively.

Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo’s generation assets including the transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. A decision from the Supreme Court of Ohio is pending. In December 2013, corporate separation of OPCo’s generation assets was completed. If any part of the PUCO order is overturned, it could reduce future net income and cash flows and impact financial condition.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates to recover 2012 incremental storm distribution expenses. In April 2014, the PUCO approved a stipulation agreement to recover $55 million over a 12-month period. The agreement also provided that carrying charges using a long-term debt rate will be assessed from April 2013 until recovery begins, but no additional carrying charges will accrue during the actual recovery period. Compliance tariffs were filed with the PUCO and new rates were implemented in April 2014. In May 2014, the PUCO upheld the settlement agreement on rehearing.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.

In August 2012, intervenors filed an appeal with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC, with carrying charges. In September 2014, the Supreme Court of Ohio upheld the PUCO order. A review of the coal reserve valuation by an outside consultant is still pending. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes with the use of a WACC. In May 2014, the PUCO issued an order that generally approved OPCo's 2010-2011 fuel costs and rejected the auditor recommendation to adjust the WACC carrying charges related to accumulated deferred income taxes. Additionally, the PUCO requested further review related to an affiliate barging agreement and the modification of certain fuel procurement processes and practices. Further, the order provided for the auditor to address any remaining concerns in the next audit report, as deemed necessary. In July 2014, the PUCO issued an order that denied all requests for rehearing.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the "June 2012 - May 2015 ESP Including Capacity Charge" section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In February 2013, Ormet filed for bankruptcy and subsequently shut down operations in October 2013. Based upon previous PUCO rulings providing rate assistance to Ormet, the PUCO is expected to permit OPCo to recover unpaid Ormet amounts through the Economic Development Rider (EDR), except where recovery from ratepayers is limited to $20 million related to previously deferred payments from Ormet’s October and November 2012 power bills. In February 2014, a stipulation agreement between OPCo and Ormet was filed with the PUCO. The stipulation recommended approval of OPCo’s right to fully recover approximately $49 million of foregone revenues through the EDR. Intervenor comments were also filed objecting to full recovery of these foregone revenues. In March 2014, the PUCO issued an order in OPCo’s EDR filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals which, as of December 31, 2014, is recorded in regulatory assets on the balance sheet. In April 2014, an intervenor filed testimony objecting to $5 million of the remaining foregone revenues. A hearing at the PUCO related to the stipulation agreement was held in May 2014.
In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Ohio IGCC Plant

In 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2014, OPCo has collected $24 million in pre-construction costs authorized in a 2006 PUCO order. Intervenors filed motions and comments with the PUCO requesting that OPCo refund all collected pre-construction costs to Ohio ratepayers with interest. In December 2014, a stipulation agreement between OPCo, the PUCO staff and intervenors was filed at the PUCO. The parties to the stipulation agreement proposed that OPCo will refund $13 million to its customers. In February 2015, the PUCO approved the stipulation agreement.

SWEPCo Rate Matters

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In October 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2. As of December 31, 2014, the net book value of Welsh Plant, Unit 2 was $84 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

Upon rehearing in January 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase is approximately $52 million. In March 2014, the PUCT issued an order related to the January 2014 PUCT ruling and in April 2014, this order became final. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, or its retirement-related costs and potential fuel or replacement power disallowances related to Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Texas Transmission Cost Recovery Factor Filing

In May 2014, SWEPCo filed an application with the PUCT to implement its transmission cost recovery factor (TCRF) requesting additional annual revenue of $15 million. The TCRF is designed to recover increases from the amounts included in SWEPCo’s Texas retail base rates for transmission infrastructure improvement costs and wholesale transmission charges under a tariff approved by the FERC. SWEPCo’s application included Turk Plant transmission-related costs. In November 2014, the PUCT issued an order approving a proposal for decision, issued by an Administrative Law Judge in October 2014, that recommended approval of SWEPCo's application with an increase in annual revenue of $14 million. In December 2014, the PUCT order became final and TCRF rates were implemented.
2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the staff review of the cost of service and the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchase power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant, Units 1 and 3 - Environmental Projects

To comply with pending Federal EPA regulations, SWEPCo is currently constructing environmental control projects to meet mercury and air toxics standards for Welsh Plant, Units 1 and 3 at a cost of approximately $410 million, excluding AFUDC.  Management currently estimates that the total environmental projects to be completed through 2020 for Welsh Plant, Units 1 and 3 will cost approximately $600 million, excluding AFUDC.  As of December 31, 2014, SWEPCo has incurred costs of $164 million and has remaining contractual construction obligations of $108 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. As of December 31, 2014, the net book value of Welsh Plant, Units 1 and 3 was $388 million, before cost of removal, including materials and supplies inventory and CWIP.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

 APCo and WPCo Rate Matters

Plant Transfer

APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a cost-of-service basis, to their respective customers. West Virginia generally allows for timely recovery of fuel costs through an expanded net energy cost which trues-up to actual expenses. In March 2014, APCo and WPCo filed a request with the WVPSC for approval to transfer at net book value to WPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by AGR. In April 2014, APCo and WPCo filed testimony that supported their request and proposed a base rate surcharge of $113 million, to be offset by an equal reduction in the ENEC revenues, to be effective upon the transfer of the Mitchell Plant to WPCo until APCo's West Virginia base rates are updated. See the "2014 West Virginia Base Rate Case" below. In June 2014, the FERC issued an order approving a request by AGR and WPCo to transfer AGR’s one-half interest in the Mitchell Plant to WPCo.

In October 2014, a stipulation agreement between APCo, WPCo, the WVPSC staff and intervenors in the case was filed with the WVPSC. The stipulation agreement recommended approval for WPCo to acquire, at net book value, the one-half interest in the Mitchell Plant, excluding certain assets, and to pay AGR $20 million upon transfer, which WPCo will record as a regulatory asset, include in rate base and recover over the life of the plant. Additionally, the agreement stated that 82.5% of the costs associated with the acquired interest will be reflected in rates effective from the date of the transfer via a surcharge with an offset in ENEC revenues of $93 million. The remaining 17.5% of the costs associated with the acquired interest is to be included in rates by January 2020. The agreement also proposed that WPCo share the energy margins for 82.5% of the plant’s output with ratepayers and that WPCo retain all of the energy margins from sales into the wholesale market on the remaining 17.5%, to offset fixed costs associated with this portion, until the remaining portion is included in rates. In December 2014, the WVPSC issued an order that approved the settlement agreement, subject to certain modifications related to 82.5% of the energy and capacity margin sharing. The WVPSC determined that the sharing mechanism that was proposed is reasonable and will be adopted provided the result of the sharing mechanism will be adjusted, if necessary, so that the sharing mechanism does not result in a net cost to ratepayers that exceeds the actual variable cost of generation. In January 2015, the transfer of the one-half interest in the Mitchell Plant to WPCo was completed.

2014 Virginia Biennial Base Rate Case

In March 2014, APCo filed a biennial generation and distribution base rate case with the Virginia SCC. In accordance with a Virginia statute, APCo did not request a change in base rates as its Virginia retail combined rate of return on common equity for 2012 and 2013 was within the statutory range of the approved return on common equity of 10.9%. The filing included a request to decrease generation depreciation rates, effective February 2015, primarily due to changes in the expected service lives of various generating units and the extended recovery through 2040 of the net book value of certain planned 2015 plant retirements. Additionally, the filing included a request to amortize $7 million annually for two years, beginning February 2015, related to IGCC and other deferred costs. APCo also requested approval to amortize $38 million related to an accumulated deferred Virginia state income tax (ADVSIT) liability over 20 years, beginning February 2015.

In November 2014, the Virginia SCC issued an order concluding that APCo's adjusted earned rate of return on common equity for 2012 and 2013, reflecting their ordered adjustments, was above the allowed threshold. The order included (a) a $6 million refund to customers for the years 2012 through 2013, (b) the write-off of $10 million of IGCC pre-construction costs, (c) approval to amortize a $38 million ADVSIT liability over 20 years, beginning February 2015 and (d) no change to generation depreciation rates with rates to be reviewed again in the next biennial rate case. The order also approved a new return on common equity of 9.7% effective for 2014 and 2015. Management believes its financial statements adequately address the impact of this order for 2014.

The Virginia SCC did not rule on a Virginia SCC staff recommendation to write-down certain costs, for ratemaking purposes, for the biennial period based on APCo’s earnings within the statutory equity range. In January 2015, the Virginia SCC initiated a separate proceeding to address the proper treatment of APCo’s authorized regulatory assets. As of December 31, 2014, APCo’s authorized regulatory assets under review in the separate proceeding, based upon the Virginia SCC staff recommendation, are estimated to be $15 million. In February 2015, initial briefs related to this proceeding were filed by various parties. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Potential New Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were approved by the Virginia General Assembly and have been sent to the Governor. If these amendments are enacted, APCo’s existing generation and distribution base rates would freeze until after the Virginia SCC rules on APCo’s next biennial review, which APCo would file in March 2020 for the 2018 and 2019 test years. These amendments would also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. Management continues to monitor this potential new legislation in Virginia.

2014 West Virginia Base Rate Case

In June 2014, APCo filed a request with the WVPSC to increase annual base rates by $181 million, based upon a 10.62% return on common equity, to be effective in the second quarter of 2015.  The filing included a request to increase generation depreciation rates primarily due to the increase in plant investment and changes in the expected service lives of various generating units.  The filing also requested recovery of $89 million over five years related to 2012 West Virginia storm costs, IGCC and other deferred costs.  In addition to the base rate request, the filing also included a request to implement a rider of approximately $45 million annually to recover vegetation management costs, including a return on capital investment.  In October 2014, the WVPSC approved APCo's motion to revise the procedural schedule which included a request to change the date of implementation of the new rates to May 2015.  In December 2014 and January 2015, intervenors filed testimony which proposed total annual revenue increases ranging from $35 million to $59 million based upon returns on common equity ranging from 9% to 10% and regulatory asset disallowances ranging from $7 million to $9 million.  Additionally, other intervenors proposed that the revenue requirement be based on a return on common equity of 8.7% and that $89 million of regulatory assets be disallowed.  Intervenors also recommended a disallowance of approximately $44 million related to the December 2013 transfer of OPCo's two-thirds interest in the Amos Plant, Unit 3 to APCo.  Hearings at the WVPSC were held in January 2015.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2013 Virginia Transmission Rate Adjustment Clause (Transmission RAC)

In December 2013, APCo filed with the Virginia SCC to increase its transmission RAC revenues by $50 million annually to be effective May 2014.  In March 2014, the Virginia SCC issued an order approving a stipulation agreement between APCo and the Virginia SCC staff increasing the transmission RAC revenues by $49 million annually, subject to true-up, effective May 2014. Pursuant to the order, the Virginia SCC staff will audit APCo’s transmission RAC under-recoveries and report its findings and recommendations in testimony in APCo’s next transmission RAC proceeding in 2015.

PSO Rate Matters

2014 Oklahoma Base Rate Case

In January 2014, PSO filed a request with the OCC to increase annual base rates by $38 million, based upon a 10.5% return on common equity.  This revenue increase includes a proposed increase in depreciation rates of $29 million.  In addition, the filing proposed recovery of advanced metering costs through a separate rider over a three-year deployment period requesting $7 million of revenues in year one, increasing to $28 million in year three.  The filing also proposed expansion of an existing transmission rider currently recovered in base rates to include additional transmission-related costs that are expected to increase over the next several years.

In April and May 2014, testimony was filed by the OCC staff and intervenors with recommendations that included adjustments to annual base rates ranging from an increase of $16 million to a reduction of $22 million, primarily based upon the determination of depreciation rates and a return on common equity between 9.18% and 9.5%. Additionally, the recommendations did not support the advanced metering rider or the expansion of the transmission rider. In May 2014, PSO filed rebuttal testimony that included an updated annual base rate increase request of $42 million to reflect certain updated costs.

In June 2014, a non-unanimous stipulation agreement between PSO, the OCC staff and certain intervenors was filed with the OCC. The parties to the stipulation recommended no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs, and that the terms of the stipulation be effective November 2014. The advanced metering rider would provide $24 million of revenues over 14 months beginning in November 2014 and increase to $27 million in 2016. New depreciation rates are recommended for advanced metering investments and existing meters, also to be effective November 2014. Further, the stipulation recommends a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component. Additionally, the stipulation recommends recovery of regulatory assets for 2013 storms and regulatory case expenses. In July 2014, the Attorney General joined in the stipulation agreement. A hearing at the OCC was held in July 2014. In October 2014, the Administrative Law Judge (ALJ) recommended approval of the stipulation agreement and interim rates were implemented in November 2014, subject to refund. In November 2014, intervenors opposing the stipulation agreement filed exceptions to the ALJ's report and oral arguments were held at the OCC in December 2014. An order is anticipated in the first quarter of 2015. If the OCC were to disallow any portion of this settlement agreement, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

2011 Indiana Base Rate Case

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2% and adjusted the authorized annual increase in base rates to $92 million in March 2013. In April 2014, the Indiana Office of Utility Consumer Counselor (OUCC) filed an appeal to the Indiana Supreme Court related to the inclusion of a prepaid pension asset in rate base, which is approximately $7 million in annual revenues. In August 2014, the Indiana Supreme Court denied the appeal filed by the OUCC.

Cook Plant Life Cycle Management Project (LCM Project)

In 2012, I&M filed a petition with the IURC and the MPSC for approval of the LCM Project, which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life (2034 for Unit 1 and 2037 for Unit 2). The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.  As of December 31, 2014, I&M has incurred costs of $550 million related to the LCM Project, including AFUDC.

In July 2013, the IURC approved I&M’s proposed project with the exception of an estimated $23 million related to certain items that might accommodate a future potential power uprate which the IURC stated I&M could seek recovery of in a subsequent base rate case. I&M will recover approved costs through an LCM rider which will be determined in semi-annual proceedings. The IURC authorized deferral accounting for costs incurred related to certain projects effective January 2012 to the extent such costs are not reflected in rates. In May 2014, the IURC issued a final order approving the LCM rider rates that were implemented in January 2014.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project and authorized deferral accounting for costs incurred related to the approved projects effective January 2013 until these costs are included in rates. In February 2013, intervenors filed appeals with the Michigan Court of Appeals objecting to the issuance of the CON as well as the amount of the CON related to the LCM Project. In October 2014, the Michigan Court of Appeals issued an order that affirmed the MPSC decision in part, but reversed the portion of the MPSC decision related to certain costs. The order indicated that I&M could recover those costs in a future Michigan base case if they can show that the costs were reasonable and prudent.

If I&M is not ultimately permitted to recover its LCM Project costs, it could reduce future net income and cash flows and impact financial condition.

Tanners Creek Plant

I&M announced that it would retire Tanners Creek Plant by June 2015 to comply with proposed environmental regulations. I&M is currently recovering depreciation and a return on the net book value of the Tanners Creek Plant in base rates and plans to seek recovery of all of the plant’s retirement related costs in its next Indiana and Michigan base rate cases.

In December 2013, I&M filed an application with the MPSC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant due to the retirement of the Tanners Creek Plant in 2015. Upon the retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant.

In September 2014, a settlement agreement was approved by the MPSC that included the authorization for I&M to implement revised depreciation rates for Rockport Plant, Unit 1, effective upon the retirement date of the Tanners Creek Plant. Upon implementation of the revised depreciation rates, I&M is authorized to reduce customer rates through a credit rider until the revised rates for Rockport Plant, Unit 1 are included in base rates.

In October 2014, I&M filed a similar application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M's Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In February 2015, the OUCC filed testimony that recommended approval of I&M's application. A hearing at the IURC is scheduled for March 2015.

As of December 31, 2014, the net book value of the Tanners Creek Plant was $340 million, before cost of removal, including material and supplies inventory and CWIP.  See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5. If I&M is ultimately not permitted to fully recover its net book value of the Tanners Creek Plant and its retirement-related costs, it could reduce future net income and cash flows and impact financial condition.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In October 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan, from 2015 through 2021, for eligible transmission, distribution and storage system improvements. The initial estimated cost of the capital improvements and associated operation and maintenance expenses included in the TDSIC Plan of $787 million, excluding AFUDC, will be updated annually. The TDSIC Plan included distribution investments specific to the Indiana jurisdiction. The TDSIC Rider will allow the periodic adjustment of I&M's rates to provide for timely recovery of 80% of approved TDSIC Plan costs. I&M will defer the remaining 20% of approved TDSIC Plan costs to be recovered in I&M's next general rate case. I&M is not seeking a rate adjustment in this proceeding but is seeking approval of a TDSIC Rider rate adjustment mechanism for subsequent proceedings. In January 2015, intervenors filed testimony that recommended denial of certain portions of the TDSIC Plan including recommended changes to the capital structure, recovery of requested operation and maintenance cost allocations and the rate design within the TDSIC Rider mechanism. A hearing at the IURC was held in February 2015. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

KPCo Rate Matters

Plant Transfer

In December 2012, KPCo filed a request with the KPSC for approval to transfer at net book value to KPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity. KPCo also requested that costs related to the Big Sandy Plant, Unit 2 FGD project be established as a regulatory asset. As of December 31, 2014, the net book value of Big Sandy Plant, Unit 2 was $253 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

In October 2013, the KPSC issued an order approving a modified settlement agreement between KPCo, Kentucky Industrial Utility Customers, Inc. and the Sierra Club. The modified settlement approved the transfer of a one-half interest in the Mitchell Plant to KPCo at net book value on December 31, 2013 with the limitation that the net book value of the Mitchell Plant transfer not exceed the amount to be determined by a WVPSC order. In December 2014, the WVPSC issued the Mitchell Plant transfer order with no disallowances. See the "Plant Transfer" disclosure above within the APCo and WPCo Rate Matters section. The modified settlement agreement approved by the KPSC also included the implementation of an Asset Transfer Rider to collect $44 million annually effective January 2014, subject to true-up, and allowed KPCo to retain any off-system sales margins above the $15.3 million annual level in base rates. Additionally, the settlement allows for KPCo to file a Certificate of Public Convenience and Necessity to convert Big Sandy Plant, Unit 1 to natural gas, provided the cost is approximately $60 million, and addressed potential greenhouse gas initiatives on the Mitchell Plant. The settlement also approved recovery, including a return, of coal-related retirement costs related to Big Sandy Plant over 25 years when base rates are set (no earlier than June 2015) in the next base rate case, but rejected KPCo’s request to defer FGD project costs for Big Sandy Plant, Unit 2. In December 2013, the transfer of a one-half interest in the Mitchell Plant to KPCo was completed.

In December 2013, the Attorney General filed an appeal with the Franklin County Circuit Court. In May 2014, KPCo's motion to dismiss the appeal was denied. In May 2014, KPCo filed motions for reconsideration and clarification with the Franklin County Circuit Court. In June 2014, the motion for reconsideration was denied but the motion to clarify was granted, thereby limiting the appeal to the issues of law presented in the Attorney General's appeal. If any part of the KPSC order is overturned, it could reduce future net income and cash flows and impact financial condition.

Kentucky Fuel Adjustment Clause Review

In August 2014, the KPSC issued an order initiating a review of KPCo's FAC from November 2013 through April 2014. In January 2015, the KPSC issued an order disallowing certain FAC costs during the period of January 2014 through May 2015 while KPCo owns and operates both Big Sandy Plant, Unit 2 and its one-half interest in the Mitchell Plant. Additionally, the KPSC directed KPCo to refund to customers $13 million of fuel costs, by the end of the second quarter of 2015, collected during the FAC review period of January 2014 through April 2014. As a result of this order, KPCo recorded a regulatory disallowance of $36 million in December 2014. In February 2015, KPCo filed an appeal of this order with the Franklin County Circuit Court.

2014 Kentucky Base Rate Case

In December 2014, KPCo filed a request with the KPSC for an increase in rates of $70 million, which consists of a $75 million increase in rider rates, offset by a $5 million decrease in annual base rates, to be effective July 2015. The net increase reflects KPCo's ownership interest in the Mitchell Plant, riders to recover the Big Sandy Plant retirement and operational costs and the inclusion of an environmental compliance plan related to the Mitchell Plant FGD. Additionally, the filing included a request to recover deferred storm costs. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Appalachian Power Co [Member]
Rate Matters
RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrant Subsidiaries’ recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO’s March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding, which was subsequently appealed. In February 2014, the Supreme Court of Ohio affirmed the PUCO’s decision and rejected all appeals.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a weighted average cost of capital (WACC) rate. In November 2012, the IEU and the Ohio Consumers' Counsel (OCC) also filed appeals of the PUCO decision which principally argued that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues. IEU's appeal also argued that carrying costs should be reduced due to an accumulated deferred income tax credit which, as of December 31, 2014, could reduce carrying costs by $26 million including $14 million of unrecognized equity carrying costs. In December 2014, IEU filed a motion to withdraw its argument related to the collection of POLR revenues. In January 2015, the OCC filed a request to dismiss its appeal altogether. Oral arguments at the Supreme Court of Ohio were held in February 2015. OPCo argued for a remand to reinstate the WACC carrying charges initially approved by the PUCO and challenged the IEU argument that the carrying charges should be reduced due to an accumulated deferred income tax credit. A decision from the Supreme Court of Ohio is pending.

Management is unable to predict the outcome of the unresolved litigation discussed above. Depending on the rulings in these proceedings, it could reduce future net income and cash flows and impact financial condition.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and is $150/MW day from June 2014 through May 2015.  In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and is currently collected at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs.  As of December 31, 2014, OPCo’s incurred deferred capacity costs balance of $422 million, including debt carrying costs, was recorded in regulatory assets on the balance sheet.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order, including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order, including the RSR.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. As ordered, in 2014, OPCo conducted multiple energy-only auctions for a total of 100% of the SSO load with delivery beginning April 2014 through May 2015. For delivery starting in June 2015, OPCo will conduct energy and capacity auctions for its entire SSO load. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings. Management believes that these intervenor concerns are without merit.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo's $188.88/MW day capacity charge, the independent auditor recommends a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and intends to oppose the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Proposed June 2015 – May 2018 ESP

In December 2013, OPCo filed an application with the PUCO to approve an ESP that includes proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal included a return on common equity of 10.65% on capital costs for certain riders and estimates an average decrease in rates of 9% over the three-year term of the plan for customers who receive their RPM capacity and energy auction-based generation through OPCo. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based purchase power agreement. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets. In May 2014, intervenors and the PUCO staff filed testimony that provided various recommendations including the rejection and/or modification of various riders, including the DIR and the proposed PPA. Hearings at the PUCO in the ESP case were held in June 2014.

In July 2014, OPCo submitted a separate application to continue the RSR established in the June 2012 - May 2015 ESP to collect the unrecovered portion of the deferred capacity costs at the rate of $4.00/MWh until the balance of the capacity deferrals has been collected. In December 2014, the PUCO staff and intervenors filed comments related to the RSR application. The PUCO staff recommended approval of the application. Intervenors objected to the application and recommended approval of a pending motion to dismiss.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA for inclusion in the PPA rider, discussed above. The new PPA would include an additional 2,671 MW to be purchased from AGR over the life of the respective generating units.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.

In March 2014, the PUCO approved a stipulation agreement between OPCo and the PUCO staff that there were no significantly excessive earnings in 2011 for CSPCo or OPCo. In May 2014 and December 2014, the PUCO approved stipulation agreements between OPCo and the PUCO staff that there were no significantly excessive earnings for OPCo in 2012 and 2013, respectively.

Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo’s generation assets including the transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. A decision from the Supreme Court of Ohio is pending. In December 2013, corporate separation of OPCo’s generation assets was completed. If any part of the PUCO order is overturned, it could reduce future net income and cash flows and impact financial condition.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates to recover 2012 incremental storm distribution expenses. In April 2014, the PUCO approved a stipulation agreement to recover $55 million over a 12-month period. The agreement also provided that carrying charges using a long-term debt rate will be assessed from April 2013 until recovery begins, but no additional carrying charges will accrue during the actual recovery period. Compliance tariffs were filed with the PUCO and new rates were implemented in April 2014. In May 2014, the PUCO upheld the settlement agreement on rehearing.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.
In August 2012, intervenors filed an appeal with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC, with carrying charges. In September 2014, the Supreme Court of Ohio upheld the PUCO order. A review of the coal reserve valuation by an outside consultant is still pending. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes with the use of a WACC. In May 2014, the PUCO issued an order that generally approved OPCo's 2010-2011 fuel costs and rejected the auditor recommendation to adjust the WACC carrying charges related to accumulated deferred income taxes. Additionally, the PUCO requested further review related to an affiliate barging agreement and the modification of certain fuel procurement processes and practices. Further, the order provided for the auditor to address any remaining concerns in the next audit report, as deemed necessary. In July 2014, the PUCO issued an order that denied all requests for rehearing.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the "June 2012 - May 2015 ESP Including Capacity Charge" section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In February 2013, Ormet filed for bankruptcy and subsequently shut down operations in October 2013. Based upon previous PUCO rulings providing rate assistance to Ormet, the PUCO is expected to permit OPCo to recover unpaid Ormet amounts through the Economic Development Rider (EDR), except where recovery from ratepayers is limited to $20 million related to previously deferred payments from Ormet’s October and November 2012 power bills. In February 2014, a stipulation agreement between OPCo and Ormet was filed with the PUCO. The stipulation recommended approval of OPCo’s right to fully recover approximately $49 million of foregone revenues through the EDR. Intervenor comments were also filed objecting to full recovery of these foregone revenues. In March 2014, the PUCO issued an order in OPCo’s EDR filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals which, as of December 31, 2014, is recorded in regulatory assets on the balance sheet. In April 2014, an intervenor filed testimony objecting to $5 million of the remaining foregone revenues. A hearing at the PUCO related to the stipulation agreement was held in May 2014.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
Ohio IGCC Plant

In 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2014, OPCo has collected $24 million in pre-construction costs authorized in a 2006 PUCO order. Intervenors filed motions and comments with the PUCO requesting that OPCo refund all collected pre-construction costs to Ohio ratepayers with interest. In December 2014, a stipulation agreement between OPCo, the PUCO staff and intervenors was filed at the PUCO. The parties to the stipulation agreement proposed that OPCo will refund $13 million to its customers. In February 2015, the PUCO approved the stipulation agreement.

SWEPCo Rate Matters

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In October 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2. As of December 31, 2014, the net book value of Welsh Plant, Unit 2 was $84 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

Upon rehearing in January 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase is approximately $52 million. In March 2014, the PUCT issued an order related to the January 2014 PUCT ruling and in April 2014, this order became final. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, or its retirement-related costs and potential fuel or replacement power disallowances related to Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Texas Transmission Cost Recovery Factor Filing

In May 2014, SWEPCo filed an application with the PUCT to implement its transmission cost recovery factor (TCRF) requesting additional annual revenue of $15 million. The TCRF is designed to recover increases from the amounts included in SWEPCo’s Texas retail base rates for transmission infrastructure improvement costs and wholesale transmission charges under a tariff approved by the FERC. SWEPCo’s application included Turk Plant transmission-related costs. In November 2014, the PUCT issued an order approving a proposal for decision, issued by an Administrative Law Judge in October 2014, that recommended approval of SWEPCo's application with an increase in annual revenue of $14 million. In December 2014, the PUCT order became final and TCRF rates were implemented.

2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the staff review of the cost of service and the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchase power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant, Units 1 and 3 - Environmental Projects

To comply with pending Federal EPA regulations, SWEPCo is currently constructing environmental control projects to meet mercury and air toxics standards for Welsh Plant, Units 1 and 3 at a cost of approximately $410 million, excluding AFUDC.  Management currently estimates that the total environmental projects to be completed through 2020 for Welsh Plant, Units 1 and 3 will cost approximately $600 million, excluding AFUDC.  As of December 31, 2014, SWEPCo has incurred costs of $164 million and has remaining contractual construction obligations of $108 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. As of December 31, 2014, the net book value of Welsh Plant, Units 1 and 3 was $388 million, before cost of removal, including materials and supplies inventory and CWIP.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

APCo Rate Matters

Plant Transfer

APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a cost-of-service basis, to their respective customers. West Virginia generally allows for timely recovery of fuel costs through an expanded net energy cost which trues-up to actual expenses. In March 2014, APCo and WPCo filed a request with the WVPSC for approval to transfer at net book value to WPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by AGR. In April 2014, APCo and WPCo filed testimony that supported their request and proposed a base rate surcharge of $113 million, to be offset by an equal reduction in the ENEC revenues, to be effective upon the transfer of the Mitchell Plant to WPCo until APCo's West Virginia base rates are updated. See the "2014 West Virginia Base Rate Case" below. In June 2014, the FERC issued an order approving a request by AGR and WPCo to transfer AGR’s one-half interest in the Mitchell Plant to WPCo.

In October 2014, a stipulation agreement between APCo, WPCo, the WVPSC staff and intervenors in the case was filed with the WVPSC. The stipulation agreement recommended approval for WPCo to acquire, at net book value, the one-half interest in the Mitchell Plant, excluding certain assets, and to pay AGR $20 million upon transfer, which WPCo will record as a regulatory asset, include in rate base and recover over the life of the plant. Additionally, the agreement stated that 82.5% of the costs associated with the acquired interest will be reflected in rates effective from the date of the transfer via a surcharge with an offset in ENEC revenues of $93 million. The remaining 17.5% of the costs associated with the acquired interest is to be included in rates by January 2020. The agreement also proposed that WPCo share the energy margins for 82.5% of the plant’s output with ratepayers and that WPCo retain all of the energy margins from sales into the wholesale market on the remaining 17.5%, to offset fixed costs associated with this portion, until the remaining portion is included in rates. In December 2014, the WVPSC issued an order that approved the settlement agreement, subject to certain modifications related to 82.5% of the energy and capacity margin sharing. The WVPSC determined that the sharing mechanism that was proposed is reasonable and will be adopted provided the result of the sharing mechanism will be adjusted, if necessary, so that the sharing mechanism does not result in a net cost to ratepayers that exceeds the actual variable cost of generation. In January 2015, the transfer of the one-half interest in the Mitchell Plant to WPCo was completed.

2014 Virginia Biennial Base Rate Case

In March 2014, APCo filed a biennial generation and distribution base rate case with the Virginia SCC. In accordance with a Virginia statute, APCo did not request a change in base rates as its Virginia retail combined rate of return on common equity for 2012 and 2013 was within the statutory range of the approved return on common equity of 10.9%. The filing included a request to decrease generation depreciation rates, effective February 2015, primarily due to changes in the expected service lives of various generating units and the extended recovery through 2040 of the net book value of certain planned 2015 plant retirements. Additionally, the filing included a request to amortize $7 million annually for two years, beginning February 2015, related to IGCC and other deferred costs. APCo also requested approval to amortize $38 million related to an accumulated deferred Virginia state income tax (ADVSIT) liability over 20 years, beginning February 2015.

In November 2014, the Virginia SCC issued an order concluding that APCo's adjusted earned rate of return on common equity for 2012 and 2013, reflecting their ordered adjustments, was above the allowed threshold. The order included (a) a $6 million refund to customers for the years 2012 through 2013, (b) the write-off of $10 million of IGCC pre-construction costs, (c) approval to amortize a $38 million ADVSIT liability over 20 years, beginning February 2015 and (d) no change to generation depreciation rates with rates to be reviewed again in the next biennial rate case. The order also approved a new return on common equity of 9.7% effective for 2014 and 2015. Management believes its financial statements adequately address the impact of this order for 2014.

The Virginia SCC did not rule on a Virginia SCC staff recommendation to write-down certain costs, for ratemaking purposes, for the biennial period based on APCo’s earnings within the statutory equity range. In January 2015, the Virginia SCC initiated a separate proceeding to address the proper treatment of APCo’s authorized regulatory assets. As of December 31, 2014, APCo’s authorized regulatory assets under review in the separate proceeding, based upon the Virginia SCC staff recommendation, are estimated to be $15 million. In February 2015, initial briefs related to this proceeding were filed by various parties. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Potential New Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were approved by the Virginia General Assembly and have been sent to the Governor. If these amendments are enacted, APCo’s existing generation and distribution base rates would freeze until after the Virginia SCC rules on APCo’s next biennial review, which APCo would file in March 2020 for the 2018 and 2019 test years. These amendments would also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. Management continues to monitor this potential new legislation in Virginia.

2014 West Virginia Base Rate Case

In June 2014, APCo filed a request with the WVPSC to increase annual base rates by $156 million, based upon a 10.62% return on common equity, to be effective in the second quarter of 2015.  The filing included a request to increase generation depreciation rates primarily due to the increase in plant investment and changes in the expected service lives of various generating units.  The filing also requested recovery of $77 million over five years related to 2012 West Virginia storm costs, IGCC and other deferred costs.  In addition to the base rate request, the filing also included a request to implement a rider of approximately $38 million annually to recover vegetation management costs, including a return on capital investment.  In October 2014, the WVPSC approved APCo's motion to revise the procedural schedule which included a request to change the date of implementation of the new rates to May 2015.  In December 2014 and January 2015, intervenors filed testimony which proposed total annual revenue increases ranging from $30 million to $51 million based upon returns on common equity ranging from 9% to 10% and regulatory asset disallowances ranging from $6 million to $8 million.  Additionally, other intervenors proposed that the revenue requirement be based on a return on common equity of 8.7% and that $77 million of regulatory assets be disallowed.  Intervenors also recommended a disallowance of approximately $38 million related to the December 2013 transfer of OPCo's two-thirds interest in the Amos Plant, Unit 3 to APCo.  Hearings at the WVPSC were held in January 2015.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2013 Virginia Transmission Rate Adjustment Clause (Transmission RAC)

In December 2013, APCo filed with the Virginia SCC to increase its transmission RAC revenues by $50 million annually to be effective May 2014.  In March 2014, the Virginia SCC issued an order approving a stipulation agreement between APCo and the Virginia SCC staff increasing the transmission RAC revenues by $49 million annually, subject to true-up, effective May 2014. Pursuant to the order, the Virginia SCC staff will audit APCo’s transmission RAC under-recoveries and report its findings and recommendations in testimony in APCo’s next transmission RAC proceeding in 2015.

WPCo Merger with APCo

In December 2011, APCo and WPCo filed an application with the WVPSC requesting authority to merge WPCo into APCo. In December 2014, the WVPSC issued an order that dismissed the docket related to the merger of WPCo into APCo. See the “Plant Transfer” section of APCo Rate Matters.

PSO Rate Matters

2014 Oklahoma Base Rate Case

In January 2014, PSO filed a request with the OCC to increase annual base rates by $38 million, based upon a 10.5% return on common equity.  This revenue increase includes a proposed increase in depreciation rates of $29 million.  In addition, the filing proposed recovery of advanced metering costs through a separate rider over a three-year deployment period requesting $7 million of revenues in year one, increasing to $28 million in year three.  The filing also proposed expansion of an existing transmission rider currently recovered in base rates to include additional transmission-related costs that are expected to increase over the next several years.

In April and May 2014, testimony was filed by the OCC staff and intervenors with recommendations that included adjustments to annual base rates ranging from an increase of $16 million to a reduction of $22 million, primarily based upon the determination of depreciation rates and a return on common equity between 9.18% and 9.5%. Additionally, the recommendations did not support the advanced metering rider or the expansion of the transmission rider. In May 2014, PSO filed rebuttal testimony that included an updated annual base rate increase request of $42 million to reflect certain updated costs.

In June 2014, a non-unanimous stipulation agreement between PSO, the OCC staff and certain intervenors was filed with the OCC. The parties to the stipulation recommended no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs, and that the terms of the stipulation be effective November 2014. The advanced metering rider would provide $24 million of revenues over 14 months beginning in November 2014 and increase to $27 million in 2016. New depreciation rates are recommended for advanced metering investments and existing meters, also to be effective November 2014. Further, the stipulation recommends a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component. Additionally, the stipulation recommends recovery of regulatory assets for 2013 storms and regulatory case expenses. In July 2014, the Attorney General joined in the stipulation agreement. A hearing at the OCC was held in July 2014. In October 2014, the Administrative Law Judge (ALJ) recommended approval of the stipulation agreement and interim rates were implemented in November 2014, subject to refund. In November 2014, intervenors opposing the stipulation agreement filed exceptions to the ALJ's report and oral arguments were held at the OCC in December 2014. An order is anticipated in the first quarter of 2015. If the OCC were to disallow any portion of this settlement agreement, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

2011 Indiana Base Rate Case

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2% and adjusted the authorized annual increase in base rates to $92 million in March 2013. In April 2014, the Indiana Office of Utility Consumer Counselor (OUCC) filed an appeal to the Indiana Supreme Court related to the inclusion of a prepaid pension asset in rate base, which is approximately $7 million in annual revenues. In August 2014, the Indiana Supreme Court denied the appeal filed by the OUCC.

Cook Plant Life Cycle Management Project (LCM Project)

In 2012, I&M filed a petition with the IURC and the MPSC for approval of the LCM Project, which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life (2034 for Unit 1 and 2037 for Unit 2). The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.  As of December 31, 2014, I&M has incurred costs of $550 million related to the LCM Project, including AFUDC.

In July 2013, the IURC approved I&M’s proposed project with the exception of an estimated $23 million related to certain items that might accommodate a future potential power uprate which the IURC stated I&M could seek recovery of in a subsequent base rate case. I&M will recover approved costs through an LCM rider which will be determined in semi-annual proceedings. The IURC authorized deferral accounting for costs incurred related to certain projects effective January 2012 to the extent such costs are not reflected in rates. In May 2014, the IURC issued a final order approving the LCM rider rates that were implemented in January 2014.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project and authorized deferral accounting for costs incurred related to the approved projects effective January 2013 until these costs are included in rates. In February 2013, intervenors filed appeals with the Michigan Court of Appeals objecting to the issuance of the CON as well as the amount of the CON related to the LCM Project. In October 2014, the Michigan Court of Appeals issued an order that affirmed the MPSC decision in part, but reversed the portion of the MPSC decision related to certain costs. The order indicated that I&M could recover those costs in a future Michigan base case if they can show that the costs were reasonable and prudent.

If I&M is not ultimately permitted to recover its LCM Project costs, it could reduce future net income and cash flows and impact financial condition.

Tanners Creek Plant

I&M announced that it would retire Tanners Creek Plant by June 2015 to comply with proposed environmental regulations. I&M is currently recovering depreciation and a return on the net book value of the Tanners Creek Plant in base rates and plans to seek recovery of all of the plant’s retirement related costs in its next Indiana and Michigan base rate cases.

In December 2013, I&M filed an application with the MPSC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant due to the retirement of the Tanners Creek Plant in 2015. Upon the retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant.

In September 2014, a settlement agreement was approved by the MPSC that included the authorization for I&M to implement revised depreciation rates for Rockport Plant, Unit 1, effective upon the retirement date of the Tanners Creek Plant. Upon implementation of the revised depreciation rates, I&M is authorized to reduce customer rates through a credit rider until the revised rates for Rockport Plant, Unit 1 are included in base rates.

In October 2014, I&M filed a similar application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M's Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In February 2015, the OUCC filed testimony that recommended approval of I&M's application. A hearing at the IURC is scheduled for March 2015.

As of December 31, 2014, the net book value of the Tanners Creek Plant was $340 million, before cost of removal, including material and supplies inventory and CWIP.  See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5. If I&M is ultimately not permitted to fully recover its net book value of the Tanners Creek Plant and its retirement-related costs, it could reduce future net income and cash flows and impact financial condition.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In October 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan, from 2015 through 2021, for eligible transmission, distribution and storage system improvements. The initial estimated cost of the capital improvements and associated operation and maintenance expenses included in the TDSIC Plan of $787 million, excluding AFUDC, will be updated annually. The TDSIC Plan included distribution investments specific to the Indiana jurisdiction. The TDSIC Rider will allow the periodic adjustment of I&M's rates to provide for timely recovery of 80% of approved TDSIC Plan costs. I&M will defer the remaining 20% of approved TDSIC Plan costs to be recovered in I&M's next general rate case. I&M is not seeking a rate adjustment in this proceeding but is seeking approval of a TDSIC Rider rate adjustment mechanism for subsequent proceedings. In January 2015, intervenors filed testimony that recommended denial of certain portions of the TDSIC Plan including recommended changes to the capital structure, recovery of requested operation and maintenance cost allocations and the rate design within the TDSIC Rider mechanism. A hearing at the IURC was held in February 2015. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Indiana Michigan Power Co [Member]
Rate Matters
RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrant Subsidiaries’ recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO’s March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding, which was subsequently appealed. In February 2014, the Supreme Court of Ohio affirmed the PUCO’s decision and rejected all appeals.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a weighted average cost of capital (WACC) rate. In November 2012, the IEU and the Ohio Consumers' Counsel (OCC) also filed appeals of the PUCO decision which principally argued that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues. IEU's appeal also argued that carrying costs should be reduced due to an accumulated deferred income tax credit which, as of December 31, 2014, could reduce carrying costs by $26 million including $14 million of unrecognized equity carrying costs. In December 2014, IEU filed a motion to withdraw its argument related to the collection of POLR revenues. In January 2015, the OCC filed a request to dismiss its appeal altogether. Oral arguments at the Supreme Court of Ohio were held in February 2015. OPCo argued for a remand to reinstate the WACC carrying charges initially approved by the PUCO and challenged the IEU argument that the carrying charges should be reduced due to an accumulated deferred income tax credit. A decision from the Supreme Court of Ohio is pending.

Management is unable to predict the outcome of the unresolved litigation discussed above. Depending on the rulings in these proceedings, it could reduce future net income and cash flows and impact financial condition.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and is $150/MW day from June 2014 through May 2015.  In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and is currently collected at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs.  As of December 31, 2014, OPCo’s incurred deferred capacity costs balance of $422 million, including debt carrying costs, was recorded in regulatory assets on the balance sheet.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order, including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order, including the RSR.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. As ordered, in 2014, OPCo conducted multiple energy-only auctions for a total of 100% of the SSO load with delivery beginning April 2014 through May 2015. For delivery starting in June 2015, OPCo will conduct energy and capacity auctions for its entire SSO load. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings. Management believes that these intervenor concerns are without merit.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo's $188.88/MW day capacity charge, the independent auditor recommends a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and intends to oppose the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Proposed June 2015 – May 2018 ESP

In December 2013, OPCo filed an application with the PUCO to approve an ESP that includes proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal included a return on common equity of 10.65% on capital costs for certain riders and estimates an average decrease in rates of 9% over the three-year term of the plan for customers who receive their RPM capacity and energy auction-based generation through OPCo. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based purchase power agreement. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets. In May 2014, intervenors and the PUCO staff filed testimony that provided various recommendations including the rejection and/or modification of various riders, including the DIR and the proposed PPA. Hearings at the PUCO in the ESP case were held in June 2014.

In July 2014, OPCo submitted a separate application to continue the RSR established in the June 2012 - May 2015 ESP to collect the unrecovered portion of the deferred capacity costs at the rate of $4.00/MWh until the balance of the capacity deferrals has been collected. In December 2014, the PUCO staff and intervenors filed comments related to the RSR application. The PUCO staff recommended approval of the application. Intervenors objected to the application and recommended approval of a pending motion to dismiss.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA for inclusion in the PPA rider, discussed above. The new PPA would include an additional 2,671 MW to be purchased from AGR over the life of the respective generating units.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.

In March 2014, the PUCO approved a stipulation agreement between OPCo and the PUCO staff that there were no significantly excessive earnings in 2011 for CSPCo or OPCo. In May 2014 and December 2014, the PUCO approved stipulation agreements between OPCo and the PUCO staff that there were no significantly excessive earnings for OPCo in 2012 and 2013, respectively.

Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo’s generation assets including the transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. A decision from the Supreme Court of Ohio is pending. In December 2013, corporate separation of OPCo’s generation assets was completed. If any part of the PUCO order is overturned, it could reduce future net income and cash flows and impact financial condition.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates to recover 2012 incremental storm distribution expenses. In April 2014, the PUCO approved a stipulation agreement to recover $55 million over a 12-month period. The agreement also provided that carrying charges using a long-term debt rate will be assessed from April 2013 until recovery begins, but no additional carrying charges will accrue during the actual recovery period. Compliance tariffs were filed with the PUCO and new rates were implemented in April 2014. In May 2014, the PUCO upheld the settlement agreement on rehearing.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.
In August 2012, intervenors filed an appeal with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC, with carrying charges. In September 2014, the Supreme Court of Ohio upheld the PUCO order. A review of the coal reserve valuation by an outside consultant is still pending. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes with the use of a WACC. In May 2014, the PUCO issued an order that generally approved OPCo's 2010-2011 fuel costs and rejected the auditor recommendation to adjust the WACC carrying charges related to accumulated deferred income taxes. Additionally, the PUCO requested further review related to an affiliate barging agreement and the modification of certain fuel procurement processes and practices. Further, the order provided for the auditor to address any remaining concerns in the next audit report, as deemed necessary. In July 2014, the PUCO issued an order that denied all requests for rehearing.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the "June 2012 - May 2015 ESP Including Capacity Charge" section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In February 2013, Ormet filed for bankruptcy and subsequently shut down operations in October 2013. Based upon previous PUCO rulings providing rate assistance to Ormet, the PUCO is expected to permit OPCo to recover unpaid Ormet amounts through the Economic Development Rider (EDR), except where recovery from ratepayers is limited to $20 million related to previously deferred payments from Ormet’s October and November 2012 power bills. In February 2014, a stipulation agreement between OPCo and Ormet was filed with the PUCO. The stipulation recommended approval of OPCo’s right to fully recover approximately $49 million of foregone revenues through the EDR. Intervenor comments were also filed objecting to full recovery of these foregone revenues. In March 2014, the PUCO issued an order in OPCo’s EDR filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals which, as of December 31, 2014, is recorded in regulatory assets on the balance sheet. In April 2014, an intervenor filed testimony objecting to $5 million of the remaining foregone revenues. A hearing at the PUCO related to the stipulation agreement was held in May 2014.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
Ohio IGCC Plant

In 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2014, OPCo has collected $24 million in pre-construction costs authorized in a 2006 PUCO order. Intervenors filed motions and comments with the PUCO requesting that OPCo refund all collected pre-construction costs to Ohio ratepayers with interest. In December 2014, a stipulation agreement between OPCo, the PUCO staff and intervenors was filed at the PUCO. The parties to the stipulation agreement proposed that OPCo will refund $13 million to its customers. In February 2015, the PUCO approved the stipulation agreement.

SWEPCo Rate Matters

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In October 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2. As of December 31, 2014, the net book value of Welsh Plant, Unit 2 was $84 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

Upon rehearing in January 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase is approximately $52 million. In March 2014, the PUCT issued an order related to the January 2014 PUCT ruling and in April 2014, this order became final. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, or its retirement-related costs and potential fuel or replacement power disallowances related to Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Texas Transmission Cost Recovery Factor Filing

In May 2014, SWEPCo filed an application with the PUCT to implement its transmission cost recovery factor (TCRF) requesting additional annual revenue of $15 million. The TCRF is designed to recover increases from the amounts included in SWEPCo’s Texas retail base rates for transmission infrastructure improvement costs and wholesale transmission charges under a tariff approved by the FERC. SWEPCo’s application included Turk Plant transmission-related costs. In November 2014, the PUCT issued an order approving a proposal for decision, issued by an Administrative Law Judge in October 2014, that recommended approval of SWEPCo's application with an increase in annual revenue of $14 million. In December 2014, the PUCT order became final and TCRF rates were implemented.

2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the staff review of the cost of service and the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchase power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant, Units 1 and 3 - Environmental Projects

To comply with pending Federal EPA regulations, SWEPCo is currently constructing environmental control projects to meet mercury and air toxics standards for Welsh Plant, Units 1 and 3 at a cost of approximately $410 million, excluding AFUDC.  Management currently estimates that the total environmental projects to be completed through 2020 for Welsh Plant, Units 1 and 3 will cost approximately $600 million, excluding AFUDC.  As of December 31, 2014, SWEPCo has incurred costs of $164 million and has remaining contractual construction obligations of $108 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. As of December 31, 2014, the net book value of Welsh Plant, Units 1 and 3 was $388 million, before cost of removal, including materials and supplies inventory and CWIP.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

APCo Rate Matters

Plant Transfer

APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a cost-of-service basis, to their respective customers. West Virginia generally allows for timely recovery of fuel costs through an expanded net energy cost which trues-up to actual expenses. In March 2014, APCo and WPCo filed a request with the WVPSC for approval to transfer at net book value to WPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by AGR. In April 2014, APCo and WPCo filed testimony that supported their request and proposed a base rate surcharge of $113 million, to be offset by an equal reduction in the ENEC revenues, to be effective upon the transfer of the Mitchell Plant to WPCo until APCo's West Virginia base rates are updated. See the "2014 West Virginia Base Rate Case" below. In June 2014, the FERC issued an order approving a request by AGR and WPCo to transfer AGR’s one-half interest in the Mitchell Plant to WPCo.

In October 2014, a stipulation agreement between APCo, WPCo, the WVPSC staff and intervenors in the case was filed with the WVPSC. The stipulation agreement recommended approval for WPCo to acquire, at net book value, the one-half interest in the Mitchell Plant, excluding certain assets, and to pay AGR $20 million upon transfer, which WPCo will record as a regulatory asset, include in rate base and recover over the life of the plant. Additionally, the agreement stated that 82.5% of the costs associated with the acquired interest will be reflected in rates effective from the date of the transfer via a surcharge with an offset in ENEC revenues of $93 million. The remaining 17.5% of the costs associated with the acquired interest is to be included in rates by January 2020. The agreement also proposed that WPCo share the energy margins for 82.5% of the plant’s output with ratepayers and that WPCo retain all of the energy margins from sales into the wholesale market on the remaining 17.5%, to offset fixed costs associated with this portion, until the remaining portion is included in rates. In December 2014, the WVPSC issued an order that approved the settlement agreement, subject to certain modifications related to 82.5% of the energy and capacity margin sharing. The WVPSC determined that the sharing mechanism that was proposed is reasonable and will be adopted provided the result of the sharing mechanism will be adjusted, if necessary, so that the sharing mechanism does not result in a net cost to ratepayers that exceeds the actual variable cost of generation. In January 2015, the transfer of the one-half interest in the Mitchell Plant to WPCo was completed.

2014 Virginia Biennial Base Rate Case

In March 2014, APCo filed a biennial generation and distribution base rate case with the Virginia SCC. In accordance with a Virginia statute, APCo did not request a change in base rates as its Virginia retail combined rate of return on common equity for 2012 and 2013 was within the statutory range of the approved return on common equity of 10.9%. The filing included a request to decrease generation depreciation rates, effective February 2015, primarily due to changes in the expected service lives of various generating units and the extended recovery through 2040 of the net book value of certain planned 2015 plant retirements. Additionally, the filing included a request to amortize $7 million annually for two years, beginning February 2015, related to IGCC and other deferred costs. APCo also requested approval to amortize $38 million related to an accumulated deferred Virginia state income tax (ADVSIT) liability over 20 years, beginning February 2015.

In November 2014, the Virginia SCC issued an order concluding that APCo's adjusted earned rate of return on common equity for 2012 and 2013, reflecting their ordered adjustments, was above the allowed threshold. The order included (a) a $6 million refund to customers for the years 2012 through 2013, (b) the write-off of $10 million of IGCC pre-construction costs, (c) approval to amortize a $38 million ADVSIT liability over 20 years, beginning February 2015 and (d) no change to generation depreciation rates with rates to be reviewed again in the next biennial rate case. The order also approved a new return on common equity of 9.7% effective for 2014 and 2015. Management believes its financial statements adequately address the impact of this order for 2014.

The Virginia SCC did not rule on a Virginia SCC staff recommendation to write-down certain costs, for ratemaking purposes, for the biennial period based on APCo’s earnings within the statutory equity range. In January 2015, the Virginia SCC initiated a separate proceeding to address the proper treatment of APCo’s authorized regulatory assets. As of December 31, 2014, APCo’s authorized regulatory assets under review in the separate proceeding, based upon the Virginia SCC staff recommendation, are estimated to be $15 million. In February 2015, initial briefs related to this proceeding were filed by various parties. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Potential New Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were approved by the Virginia General Assembly and have been sent to the Governor. If these amendments are enacted, APCo’s existing generation and distribution base rates would freeze until after the Virginia SCC rules on APCo’s next biennial review, which APCo would file in March 2020 for the 2018 and 2019 test years. These amendments would also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. Management continues to monitor this potential new legislation in Virginia.

2014 West Virginia Base Rate Case

In June 2014, APCo filed a request with the WVPSC to increase annual base rates by $156 million, based upon a 10.62% return on common equity, to be effective in the second quarter of 2015.  The filing included a request to increase generation depreciation rates primarily due to the increase in plant investment and changes in the expected service lives of various generating units.  The filing also requested recovery of $77 million over five years related to 2012 West Virginia storm costs, IGCC and other deferred costs.  In addition to the base rate request, the filing also included a request to implement a rider of approximately $38 million annually to recover vegetation management costs, including a return on capital investment.  In October 2014, the WVPSC approved APCo's motion to revise the procedural schedule which included a request to change the date of implementation of the new rates to May 2015.  In December 2014 and January 2015, intervenors filed testimony which proposed total annual revenue increases ranging from $30 million to $51 million based upon returns on common equity ranging from 9% to 10% and regulatory asset disallowances ranging from $6 million to $8 million.  Additionally, other intervenors proposed that the revenue requirement be based on a return on common equity of 8.7% and that $77 million of regulatory assets be disallowed.  Intervenors also recommended a disallowance of approximately $38 million related to the December 2013 transfer of OPCo's two-thirds interest in the Amos Plant, Unit 3 to APCo.  Hearings at the WVPSC were held in January 2015.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2013 Virginia Transmission Rate Adjustment Clause (Transmission RAC)

In December 2013, APCo filed with the Virginia SCC to increase its transmission RAC revenues by $50 million annually to be effective May 2014.  In March 2014, the Virginia SCC issued an order approving a stipulation agreement between APCo and the Virginia SCC staff increasing the transmission RAC revenues by $49 million annually, subject to true-up, effective May 2014. Pursuant to the order, the Virginia SCC staff will audit APCo’s transmission RAC under-recoveries and report its findings and recommendations in testimony in APCo’s next transmission RAC proceeding in 2015.

WPCo Merger with APCo

In December 2011, APCo and WPCo filed an application with the WVPSC requesting authority to merge WPCo into APCo. In December 2014, the WVPSC issued an order that dismissed the docket related to the merger of WPCo into APCo. See the “Plant Transfer” section of APCo Rate Matters.

PSO Rate Matters

2014 Oklahoma Base Rate Case

In January 2014, PSO filed a request with the OCC to increase annual base rates by $38 million, based upon a 10.5% return on common equity.  This revenue increase includes a proposed increase in depreciation rates of $29 million.  In addition, the filing proposed recovery of advanced metering costs through a separate rider over a three-year deployment period requesting $7 million of revenues in year one, increasing to $28 million in year three.  The filing also proposed expansion of an existing transmission rider currently recovered in base rates to include additional transmission-related costs that are expected to increase over the next several years.

In April and May 2014, testimony was filed by the OCC staff and intervenors with recommendations that included adjustments to annual base rates ranging from an increase of $16 million to a reduction of $22 million, primarily based upon the determination of depreciation rates and a return on common equity between 9.18% and 9.5%. Additionally, the recommendations did not support the advanced metering rider or the expansion of the transmission rider. In May 2014, PSO filed rebuttal testimony that included an updated annual base rate increase request of $42 million to reflect certain updated costs.

In June 2014, a non-unanimous stipulation agreement between PSO, the OCC staff and certain intervenors was filed with the OCC. The parties to the stipulation recommended no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs, and that the terms of the stipulation be effective November 2014. The advanced metering rider would provide $24 million of revenues over 14 months beginning in November 2014 and increase to $27 million in 2016. New depreciation rates are recommended for advanced metering investments and existing meters, also to be effective November 2014. Further, the stipulation recommends a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component. Additionally, the stipulation recommends recovery of regulatory assets for 2013 storms and regulatory case expenses. In July 2014, the Attorney General joined in the stipulation agreement. A hearing at the OCC was held in July 2014. In October 2014, the Administrative Law Judge (ALJ) recommended approval of the stipulation agreement and interim rates were implemented in November 2014, subject to refund. In November 2014, intervenors opposing the stipulation agreement filed exceptions to the ALJ's report and oral arguments were held at the OCC in December 2014. An order is anticipated in the first quarter of 2015. If the OCC were to disallow any portion of this settlement agreement, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

2011 Indiana Base Rate Case

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2% and adjusted the authorized annual increase in base rates to $92 million in March 2013. In April 2014, the Indiana Office of Utility Consumer Counselor (OUCC) filed an appeal to the Indiana Supreme Court related to the inclusion of a prepaid pension asset in rate base, which is approximately $7 million in annual revenues. In August 2014, the Indiana Supreme Court denied the appeal filed by the OUCC.

Cook Plant Life Cycle Management Project (LCM Project)

In 2012, I&M filed a petition with the IURC and the MPSC for approval of the LCM Project, which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life (2034 for Unit 1 and 2037 for Unit 2). The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.  As of December 31, 2014, I&M has incurred costs of $550 million related to the LCM Project, including AFUDC.

In July 2013, the IURC approved I&M’s proposed project with the exception of an estimated $23 million related to certain items that might accommodate a future potential power uprate which the IURC stated I&M could seek recovery of in a subsequent base rate case. I&M will recover approved costs through an LCM rider which will be determined in semi-annual proceedings. The IURC authorized deferral accounting for costs incurred related to certain projects effective January 2012 to the extent such costs are not reflected in rates. In May 2014, the IURC issued a final order approving the LCM rider rates that were implemented in January 2014.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project and authorized deferral accounting for costs incurred related to the approved projects effective January 2013 until these costs are included in rates. In February 2013, intervenors filed appeals with the Michigan Court of Appeals objecting to the issuance of the CON as well as the amount of the CON related to the LCM Project. In October 2014, the Michigan Court of Appeals issued an order that affirmed the MPSC decision in part, but reversed the portion of the MPSC decision related to certain costs. The order indicated that I&M could recover those costs in a future Michigan base case if they can show that the costs were reasonable and prudent.

If I&M is not ultimately permitted to recover its LCM Project costs, it could reduce future net income and cash flows and impact financial condition.

Tanners Creek Plant

I&M announced that it would retire Tanners Creek Plant by June 2015 to comply with proposed environmental regulations. I&M is currently recovering depreciation and a return on the net book value of the Tanners Creek Plant in base rates and plans to seek recovery of all of the plant’s retirement related costs in its next Indiana and Michigan base rate cases.

In December 2013, I&M filed an application with the MPSC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant due to the retirement of the Tanners Creek Plant in 2015. Upon the retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant.

In September 2014, a settlement agreement was approved by the MPSC that included the authorization for I&M to implement revised depreciation rates for Rockport Plant, Unit 1, effective upon the retirement date of the Tanners Creek Plant. Upon implementation of the revised depreciation rates, I&M is authorized to reduce customer rates through a credit rider until the revised rates for Rockport Plant, Unit 1 are included in base rates.

In October 2014, I&M filed a similar application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M's Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In February 2015, the OUCC filed testimony that recommended approval of I&M's application. A hearing at the IURC is scheduled for March 2015.

As of December 31, 2014, the net book value of the Tanners Creek Plant was $340 million, before cost of removal, including material and supplies inventory and CWIP.  See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5. If I&M is ultimately not permitted to fully recover its net book value of the Tanners Creek Plant and its retirement-related costs, it could reduce future net income and cash flows and impact financial condition.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In October 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan, from 2015 through 2021, for eligible transmission, distribution and storage system improvements. The initial estimated cost of the capital improvements and associated operation and maintenance expenses included in the TDSIC Plan of $787 million, excluding AFUDC, will be updated annually. The TDSIC Plan included distribution investments specific to the Indiana jurisdiction. The TDSIC Rider will allow the periodic adjustment of I&M's rates to provide for timely recovery of 80% of approved TDSIC Plan costs. I&M will defer the remaining 20% of approved TDSIC Plan costs to be recovered in I&M's next general rate case. I&M is not seeking a rate adjustment in this proceeding but is seeking approval of a TDSIC Rider rate adjustment mechanism for subsequent proceedings. In January 2015, intervenors filed testimony that recommended denial of certain portions of the TDSIC Plan including recommended changes to the capital structure, recovery of requested operation and maintenance cost allocations and the rate design within the TDSIC Rider mechanism. A hearing at the IURC was held in February 2015. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Ohio Power Co [Member]
Rate Matters
RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrant Subsidiaries’ recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO’s March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding, which was subsequently appealed. In February 2014, the Supreme Court of Ohio affirmed the PUCO’s decision and rejected all appeals.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a weighted average cost of capital (WACC) rate. In November 2012, the IEU and the Ohio Consumers' Counsel (OCC) also filed appeals of the PUCO decision which principally argued that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues. IEU's appeal also argued that carrying costs should be reduced due to an accumulated deferred income tax credit which, as of December 31, 2014, could reduce carrying costs by $26 million including $14 million of unrecognized equity carrying costs. In December 2014, IEU filed a motion to withdraw its argument related to the collection of POLR revenues. In January 2015, the OCC filed a request to dismiss its appeal altogether. Oral arguments at the Supreme Court of Ohio were held in February 2015. OPCo argued for a remand to reinstate the WACC carrying charges initially approved by the PUCO and challenged the IEU argument that the carrying charges should be reduced due to an accumulated deferred income tax credit. A decision from the Supreme Court of Ohio is pending.

Management is unable to predict the outcome of the unresolved litigation discussed above. Depending on the rulings in these proceedings, it could reduce future net income and cash flows and impact financial condition.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and is $150/MW day from June 2014 through May 2015.  In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and is currently collected at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs.  As of December 31, 2014, OPCo’s incurred deferred capacity costs balance of $422 million, including debt carrying costs, was recorded in regulatory assets on the balance sheet.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order, including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order, including the RSR.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. As ordered, in 2014, OPCo conducted multiple energy-only auctions for a total of 100% of the SSO load with delivery beginning April 2014 through May 2015. For delivery starting in June 2015, OPCo will conduct energy and capacity auctions for its entire SSO load. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings. Management believes that these intervenor concerns are without merit.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo's $188.88/MW day capacity charge, the independent auditor recommends a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and intends to oppose the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Proposed June 2015 – May 2018 ESP

In December 2013, OPCo filed an application with the PUCO to approve an ESP that includes proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal included a return on common equity of 10.65% on capital costs for certain riders and estimates an average decrease in rates of 9% over the three-year term of the plan for customers who receive their RPM capacity and energy auction-based generation through OPCo. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based purchase power agreement. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets. In May 2014, intervenors and the PUCO staff filed testimony that provided various recommendations including the rejection and/or modification of various riders, including the DIR and the proposed PPA. Hearings at the PUCO in the ESP case were held in June 2014.

In July 2014, OPCo submitted a separate application to continue the RSR established in the June 2012 - May 2015 ESP to collect the unrecovered portion of the deferred capacity costs at the rate of $4.00/MWh until the balance of the capacity deferrals has been collected. In December 2014, the PUCO staff and intervenors filed comments related to the RSR application. The PUCO staff recommended approval of the application. Intervenors objected to the application and recommended approval of a pending motion to dismiss.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA for inclusion in the PPA rider, discussed above. The new PPA would include an additional 2,671 MW to be purchased from AGR over the life of the respective generating units.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.

In March 2014, the PUCO approved a stipulation agreement between OPCo and the PUCO staff that there were no significantly excessive earnings in 2011 for CSPCo or OPCo. In May 2014 and December 2014, the PUCO approved stipulation agreements between OPCo and the PUCO staff that there were no significantly excessive earnings for OPCo in 2012 and 2013, respectively.

Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo’s generation assets including the transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. A decision from the Supreme Court of Ohio is pending. In December 2013, corporate separation of OPCo’s generation assets was completed. If any part of the PUCO order is overturned, it could reduce future net income and cash flows and impact financial condition.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates to recover 2012 incremental storm distribution expenses. In April 2014, the PUCO approved a stipulation agreement to recover $55 million over a 12-month period. The agreement also provided that carrying charges using a long-term debt rate will be assessed from April 2013 until recovery begins, but no additional carrying charges will accrue during the actual recovery period. Compliance tariffs were filed with the PUCO and new rates were implemented in April 2014. In May 2014, the PUCO upheld the settlement agreement on rehearing.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.
In August 2012, intervenors filed an appeal with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC, with carrying charges. In September 2014, the Supreme Court of Ohio upheld the PUCO order. A review of the coal reserve valuation by an outside consultant is still pending. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes with the use of a WACC. In May 2014, the PUCO issued an order that generally approved OPCo's 2010-2011 fuel costs and rejected the auditor recommendation to adjust the WACC carrying charges related to accumulated deferred income taxes. Additionally, the PUCO requested further review related to an affiliate barging agreement and the modification of certain fuel procurement processes and practices. Further, the order provided for the auditor to address any remaining concerns in the next audit report, as deemed necessary. In July 2014, the PUCO issued an order that denied all requests for rehearing.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the "June 2012 - May 2015 ESP Including Capacity Charge" section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In February 2013, Ormet filed for bankruptcy and subsequently shut down operations in October 2013. Based upon previous PUCO rulings providing rate assistance to Ormet, the PUCO is expected to permit OPCo to recover unpaid Ormet amounts through the Economic Development Rider (EDR), except where recovery from ratepayers is limited to $20 million related to previously deferred payments from Ormet’s October and November 2012 power bills. In February 2014, a stipulation agreement between OPCo and Ormet was filed with the PUCO. The stipulation recommended approval of OPCo’s right to fully recover approximately $49 million of foregone revenues through the EDR. Intervenor comments were also filed objecting to full recovery of these foregone revenues. In March 2014, the PUCO issued an order in OPCo’s EDR filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals which, as of December 31, 2014, is recorded in regulatory assets on the balance sheet. In April 2014, an intervenor filed testimony objecting to $5 million of the remaining foregone revenues. A hearing at the PUCO related to the stipulation agreement was held in May 2014.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
Ohio IGCC Plant

In 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2014, OPCo has collected $24 million in pre-construction costs authorized in a 2006 PUCO order. Intervenors filed motions and comments with the PUCO requesting that OPCo refund all collected pre-construction costs to Ohio ratepayers with interest. In December 2014, a stipulation agreement between OPCo, the PUCO staff and intervenors was filed at the PUCO. The parties to the stipulation agreement proposed that OPCo will refund $13 million to its customers. In February 2015, the PUCO approved the stipulation agreement.

SWEPCo Rate Matters

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In October 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2. As of December 31, 2014, the net book value of Welsh Plant, Unit 2 was $84 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

Upon rehearing in January 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase is approximately $52 million. In March 2014, the PUCT issued an order related to the January 2014 PUCT ruling and in April 2014, this order became final. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, or its retirement-related costs and potential fuel or replacement power disallowances related to Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Texas Transmission Cost Recovery Factor Filing

In May 2014, SWEPCo filed an application with the PUCT to implement its transmission cost recovery factor (TCRF) requesting additional annual revenue of $15 million. The TCRF is designed to recover increases from the amounts included in SWEPCo’s Texas retail base rates for transmission infrastructure improvement costs and wholesale transmission charges under a tariff approved by the FERC. SWEPCo’s application included Turk Plant transmission-related costs. In November 2014, the PUCT issued an order approving a proposal for decision, issued by an Administrative Law Judge in October 2014, that recommended approval of SWEPCo's application with an increase in annual revenue of $14 million. In December 2014, the PUCT order became final and TCRF rates were implemented.

2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the staff review of the cost of service and the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchase power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant, Units 1 and 3 - Environmental Projects

To comply with pending Federal EPA regulations, SWEPCo is currently constructing environmental control projects to meet mercury and air toxics standards for Welsh Plant, Units 1 and 3 at a cost of approximately $410 million, excluding AFUDC.  Management currently estimates that the total environmental projects to be completed through 2020 for Welsh Plant, Units 1 and 3 will cost approximately $600 million, excluding AFUDC.  As of December 31, 2014, SWEPCo has incurred costs of $164 million and has remaining contractual construction obligations of $108 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. As of December 31, 2014, the net book value of Welsh Plant, Units 1 and 3 was $388 million, before cost of removal, including materials and supplies inventory and CWIP.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

APCo Rate Matters

Plant Transfer

APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a cost-of-service basis, to their respective customers. West Virginia generally allows for timely recovery of fuel costs through an expanded net energy cost which trues-up to actual expenses. In March 2014, APCo and WPCo filed a request with the WVPSC for approval to transfer at net book value to WPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by AGR. In April 2014, APCo and WPCo filed testimony that supported their request and proposed a base rate surcharge of $113 million, to be offset by an equal reduction in the ENEC revenues, to be effective upon the transfer of the Mitchell Plant to WPCo until APCo's West Virginia base rates are updated. See the "2014 West Virginia Base Rate Case" below. In June 2014, the FERC issued an order approving a request by AGR and WPCo to transfer AGR’s one-half interest in the Mitchell Plant to WPCo.

In October 2014, a stipulation agreement between APCo, WPCo, the WVPSC staff and intervenors in the case was filed with the WVPSC. The stipulation agreement recommended approval for WPCo to acquire, at net book value, the one-half interest in the Mitchell Plant, excluding certain assets, and to pay AGR $20 million upon transfer, which WPCo will record as a regulatory asset, include in rate base and recover over the life of the plant. Additionally, the agreement stated that 82.5% of the costs associated with the acquired interest will be reflected in rates effective from the date of the transfer via a surcharge with an offset in ENEC revenues of $93 million. The remaining 17.5% of the costs associated with the acquired interest is to be included in rates by January 2020. The agreement also proposed that WPCo share the energy margins for 82.5% of the plant’s output with ratepayers and that WPCo retain all of the energy margins from sales into the wholesale market on the remaining 17.5%, to offset fixed costs associated with this portion, until the remaining portion is included in rates. In December 2014, the WVPSC issued an order that approved the settlement agreement, subject to certain modifications related to 82.5% of the energy and capacity margin sharing. The WVPSC determined that the sharing mechanism that was proposed is reasonable and will be adopted provided the result of the sharing mechanism will be adjusted, if necessary, so that the sharing mechanism does not result in a net cost to ratepayers that exceeds the actual variable cost of generation. In January 2015, the transfer of the one-half interest in the Mitchell Plant to WPCo was completed.

2014 Virginia Biennial Base Rate Case

In March 2014, APCo filed a biennial generation and distribution base rate case with the Virginia SCC. In accordance with a Virginia statute, APCo did not request a change in base rates as its Virginia retail combined rate of return on common equity for 2012 and 2013 was within the statutory range of the approved return on common equity of 10.9%. The filing included a request to decrease generation depreciation rates, effective February 2015, primarily due to changes in the expected service lives of various generating units and the extended recovery through 2040 of the net book value of certain planned 2015 plant retirements. Additionally, the filing included a request to amortize $7 million annually for two years, beginning February 2015, related to IGCC and other deferred costs. APCo also requested approval to amortize $38 million related to an accumulated deferred Virginia state income tax (ADVSIT) liability over 20 years, beginning February 2015.

In November 2014, the Virginia SCC issued an order concluding that APCo's adjusted earned rate of return on common equity for 2012 and 2013, reflecting their ordered adjustments, was above the allowed threshold. The order included (a) a $6 million refund to customers for the years 2012 through 2013, (b) the write-off of $10 million of IGCC pre-construction costs, (c) approval to amortize a $38 million ADVSIT liability over 20 years, beginning February 2015 and (d) no change to generation depreciation rates with rates to be reviewed again in the next biennial rate case. The order also approved a new return on common equity of 9.7% effective for 2014 and 2015. Management believes its financial statements adequately address the impact of this order for 2014.

The Virginia SCC did not rule on a Virginia SCC staff recommendation to write-down certain costs, for ratemaking purposes, for the biennial period based on APCo’s earnings within the statutory equity range. In January 2015, the Virginia SCC initiated a separate proceeding to address the proper treatment of APCo’s authorized regulatory assets. As of December 31, 2014, APCo’s authorized regulatory assets under review in the separate proceeding, based upon the Virginia SCC staff recommendation, are estimated to be $15 million. In February 2015, initial briefs related to this proceeding were filed by various parties. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Potential New Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were approved by the Virginia General Assembly and have been sent to the Governor. If these amendments are enacted, APCo’s existing generation and distribution base rates would freeze until after the Virginia SCC rules on APCo’s next biennial review, which APCo would file in March 2020 for the 2018 and 2019 test years. These amendments would also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. Management continues to monitor this potential new legislation in Virginia.

2014 West Virginia Base Rate Case

In June 2014, APCo filed a request with the WVPSC to increase annual base rates by $156 million, based upon a 10.62% return on common equity, to be effective in the second quarter of 2015.  The filing included a request to increase generation depreciation rates primarily due to the increase in plant investment and changes in the expected service lives of various generating units.  The filing also requested recovery of $77 million over five years related to 2012 West Virginia storm costs, IGCC and other deferred costs.  In addition to the base rate request, the filing also included a request to implement a rider of approximately $38 million annually to recover vegetation management costs, including a return on capital investment.  In October 2014, the WVPSC approved APCo's motion to revise the procedural schedule which included a request to change the date of implementation of the new rates to May 2015.  In December 2014 and January 2015, intervenors filed testimony which proposed total annual revenue increases ranging from $30 million to $51 million based upon returns on common equity ranging from 9% to 10% and regulatory asset disallowances ranging from $6 million to $8 million.  Additionally, other intervenors proposed that the revenue requirement be based on a return on common equity of 8.7% and that $77 million of regulatory assets be disallowed.  Intervenors also recommended a disallowance of approximately $38 million related to the December 2013 transfer of OPCo's two-thirds interest in the Amos Plant, Unit 3 to APCo.  Hearings at the WVPSC were held in January 2015.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2013 Virginia Transmission Rate Adjustment Clause (Transmission RAC)

In December 2013, APCo filed with the Virginia SCC to increase its transmission RAC revenues by $50 million annually to be effective May 2014.  In March 2014, the Virginia SCC issued an order approving a stipulation agreement between APCo and the Virginia SCC staff increasing the transmission RAC revenues by $49 million annually, subject to true-up, effective May 2014. Pursuant to the order, the Virginia SCC staff will audit APCo’s transmission RAC under-recoveries and report its findings and recommendations in testimony in APCo’s next transmission RAC proceeding in 2015.

WPCo Merger with APCo

In December 2011, APCo and WPCo filed an application with the WVPSC requesting authority to merge WPCo into APCo. In December 2014, the WVPSC issued an order that dismissed the docket related to the merger of WPCo into APCo. See the “Plant Transfer” section of APCo Rate Matters.

PSO Rate Matters

2014 Oklahoma Base Rate Case

In January 2014, PSO filed a request with the OCC to increase annual base rates by $38 million, based upon a 10.5% return on common equity.  This revenue increase includes a proposed increase in depreciation rates of $29 million.  In addition, the filing proposed recovery of advanced metering costs through a separate rider over a three-year deployment period requesting $7 million of revenues in year one, increasing to $28 million in year three.  The filing also proposed expansion of an existing transmission rider currently recovered in base rates to include additional transmission-related costs that are expected to increase over the next several years.

In April and May 2014, testimony was filed by the OCC staff and intervenors with recommendations that included adjustments to annual base rates ranging from an increase of $16 million to a reduction of $22 million, primarily based upon the determination of depreciation rates and a return on common equity between 9.18% and 9.5%. Additionally, the recommendations did not support the advanced metering rider or the expansion of the transmission rider. In May 2014, PSO filed rebuttal testimony that included an updated annual base rate increase request of $42 million to reflect certain updated costs.

In June 2014, a non-unanimous stipulation agreement between PSO, the OCC staff and certain intervenors was filed with the OCC. The parties to the stipulation recommended no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs, and that the terms of the stipulation be effective November 2014. The advanced metering rider would provide $24 million of revenues over 14 months beginning in November 2014 and increase to $27 million in 2016. New depreciation rates are recommended for advanced metering investments and existing meters, also to be effective November 2014. Further, the stipulation recommends a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component. Additionally, the stipulation recommends recovery of regulatory assets for 2013 storms and regulatory case expenses. In July 2014, the Attorney General joined in the stipulation agreement. A hearing at the OCC was held in July 2014. In October 2014, the Administrative Law Judge (ALJ) recommended approval of the stipulation agreement and interim rates were implemented in November 2014, subject to refund. In November 2014, intervenors opposing the stipulation agreement filed exceptions to the ALJ's report and oral arguments were held at the OCC in December 2014. An order is anticipated in the first quarter of 2015. If the OCC were to disallow any portion of this settlement agreement, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

2011 Indiana Base Rate Case

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2% and adjusted the authorized annual increase in base rates to $92 million in March 2013. In April 2014, the Indiana Office of Utility Consumer Counselor (OUCC) filed an appeal to the Indiana Supreme Court related to the inclusion of a prepaid pension asset in rate base, which is approximately $7 million in annual revenues. In August 2014, the Indiana Supreme Court denied the appeal filed by the OUCC.

Cook Plant Life Cycle Management Project (LCM Project)

In 2012, I&M filed a petition with the IURC and the MPSC for approval of the LCM Project, which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life (2034 for Unit 1 and 2037 for Unit 2). The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.  As of December 31, 2014, I&M has incurred costs of $550 million related to the LCM Project, including AFUDC.

In July 2013, the IURC approved I&M’s proposed project with the exception of an estimated $23 million related to certain items that might accommodate a future potential power uprate which the IURC stated I&M could seek recovery of in a subsequent base rate case. I&M will recover approved costs through an LCM rider which will be determined in semi-annual proceedings. The IURC authorized deferral accounting for costs incurred related to certain projects effective January 2012 to the extent such costs are not reflected in rates. In May 2014, the IURC issued a final order approving the LCM rider rates that were implemented in January 2014.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project and authorized deferral accounting for costs incurred related to the approved projects effective January 2013 until these costs are included in rates. In February 2013, intervenors filed appeals with the Michigan Court of Appeals objecting to the issuance of the CON as well as the amount of the CON related to the LCM Project. In October 2014, the Michigan Court of Appeals issued an order that affirmed the MPSC decision in part, but reversed the portion of the MPSC decision related to certain costs. The order indicated that I&M could recover those costs in a future Michigan base case if they can show that the costs were reasonable and prudent.

If I&M is not ultimately permitted to recover its LCM Project costs, it could reduce future net income and cash flows and impact financial condition.

Tanners Creek Plant

I&M announced that it would retire Tanners Creek Plant by June 2015 to comply with proposed environmental regulations. I&M is currently recovering depreciation and a return on the net book value of the Tanners Creek Plant in base rates and plans to seek recovery of all of the plant’s retirement related costs in its next Indiana and Michigan base rate cases.

In December 2013, I&M filed an application with the MPSC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant due to the retirement of the Tanners Creek Plant in 2015. Upon the retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant.

In September 2014, a settlement agreement was approved by the MPSC that included the authorization for I&M to implement revised depreciation rates for Rockport Plant, Unit 1, effective upon the retirement date of the Tanners Creek Plant. Upon implementation of the revised depreciation rates, I&M is authorized to reduce customer rates through a credit rider until the revised rates for Rockport Plant, Unit 1 are included in base rates.

In October 2014, I&M filed a similar application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M's Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In February 2015, the OUCC filed testimony that recommended approval of I&M's application. A hearing at the IURC is scheduled for March 2015.

As of December 31, 2014, the net book value of the Tanners Creek Plant was $340 million, before cost of removal, including material and supplies inventory and CWIP.  See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5. If I&M is ultimately not permitted to fully recover its net book value of the Tanners Creek Plant and its retirement-related costs, it could reduce future net income and cash flows and impact financial condition.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In October 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan, from 2015 through 2021, for eligible transmission, distribution and storage system improvements. The initial estimated cost of the capital improvements and associated operation and maintenance expenses included in the TDSIC Plan of $787 million, excluding AFUDC, will be updated annually. The TDSIC Plan included distribution investments specific to the Indiana jurisdiction. The TDSIC Rider will allow the periodic adjustment of I&M's rates to provide for timely recovery of 80% of approved TDSIC Plan costs. I&M will defer the remaining 20% of approved TDSIC Plan costs to be recovered in I&M's next general rate case. I&M is not seeking a rate adjustment in this proceeding but is seeking approval of a TDSIC Rider rate adjustment mechanism for subsequent proceedings. In January 2015, intervenors filed testimony that recommended denial of certain portions of the TDSIC Plan including recommended changes to the capital structure, recovery of requested operation and maintenance cost allocations and the rate design within the TDSIC Rider mechanism. A hearing at the IURC was held in February 2015. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Public Service Co Of Oklahoma [Member]
Rate Matters
RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrant Subsidiaries’ recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO’s March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding, which was subsequently appealed. In February 2014, the Supreme Court of Ohio affirmed the PUCO’s decision and rejected all appeals.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a weighted average cost of capital (WACC) rate. In November 2012, the IEU and the Ohio Consumers' Counsel (OCC) also filed appeals of the PUCO decision which principally argued that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues. IEU's appeal also argued that carrying costs should be reduced due to an accumulated deferred income tax credit which, as of December 31, 2014, could reduce carrying costs by $26 million including $14 million of unrecognized equity carrying costs. In December 2014, IEU filed a motion to withdraw its argument related to the collection of POLR revenues. In January 2015, the OCC filed a request to dismiss its appeal altogether. Oral arguments at the Supreme Court of Ohio were held in February 2015. OPCo argued for a remand to reinstate the WACC carrying charges initially approved by the PUCO and challenged the IEU argument that the carrying charges should be reduced due to an accumulated deferred income tax credit. A decision from the Supreme Court of Ohio is pending.

Management is unable to predict the outcome of the unresolved litigation discussed above. Depending on the rulings in these proceedings, it could reduce future net income and cash flows and impact financial condition.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and is $150/MW day from June 2014 through May 2015.  In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and is currently collected at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs.  As of December 31, 2014, OPCo’s incurred deferred capacity costs balance of $422 million, including debt carrying costs, was recorded in regulatory assets on the balance sheet.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order, including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order, including the RSR.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. As ordered, in 2014, OPCo conducted multiple energy-only auctions for a total of 100% of the SSO load with delivery beginning April 2014 through May 2015. For delivery starting in June 2015, OPCo will conduct energy and capacity auctions for its entire SSO load. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings. Management believes that these intervenor concerns are without merit.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo's $188.88/MW day capacity charge, the independent auditor recommends a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and intends to oppose the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Proposed June 2015 – May 2018 ESP

In December 2013, OPCo filed an application with the PUCO to approve an ESP that includes proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal included a return on common equity of 10.65% on capital costs for certain riders and estimates an average decrease in rates of 9% over the three-year term of the plan for customers who receive their RPM capacity and energy auction-based generation through OPCo. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based purchase power agreement. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets. In May 2014, intervenors and the PUCO staff filed testimony that provided various recommendations including the rejection and/or modification of various riders, including the DIR and the proposed PPA. Hearings at the PUCO in the ESP case were held in June 2014.

In July 2014, OPCo submitted a separate application to continue the RSR established in the June 2012 - May 2015 ESP to collect the unrecovered portion of the deferred capacity costs at the rate of $4.00/MWh until the balance of the capacity deferrals has been collected. In December 2014, the PUCO staff and intervenors filed comments related to the RSR application. The PUCO staff recommended approval of the application. Intervenors objected to the application and recommended approval of a pending motion to dismiss.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA for inclusion in the PPA rider, discussed above. The new PPA would include an additional 2,671 MW to be purchased from AGR over the life of the respective generating units.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.

In March 2014, the PUCO approved a stipulation agreement between OPCo and the PUCO staff that there were no significantly excessive earnings in 2011 for CSPCo or OPCo. In May 2014 and December 2014, the PUCO approved stipulation agreements between OPCo and the PUCO staff that there were no significantly excessive earnings for OPCo in 2012 and 2013, respectively.

Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo’s generation assets including the transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. A decision from the Supreme Court of Ohio is pending. In December 2013, corporate separation of OPCo’s generation assets was completed. If any part of the PUCO order is overturned, it could reduce future net income and cash flows and impact financial condition.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates to recover 2012 incremental storm distribution expenses. In April 2014, the PUCO approved a stipulation agreement to recover $55 million over a 12-month period. The agreement also provided that carrying charges using a long-term debt rate will be assessed from April 2013 until recovery begins, but no additional carrying charges will accrue during the actual recovery period. Compliance tariffs were filed with the PUCO and new rates were implemented in April 2014. In May 2014, the PUCO upheld the settlement agreement on rehearing.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.
In August 2012, intervenors filed an appeal with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC, with carrying charges. In September 2014, the Supreme Court of Ohio upheld the PUCO order. A review of the coal reserve valuation by an outside consultant is still pending. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes with the use of a WACC. In May 2014, the PUCO issued an order that generally approved OPCo's 2010-2011 fuel costs and rejected the auditor recommendation to adjust the WACC carrying charges related to accumulated deferred income taxes. Additionally, the PUCO requested further review related to an affiliate barging agreement and the modification of certain fuel procurement processes and practices. Further, the order provided for the auditor to address any remaining concerns in the next audit report, as deemed necessary. In July 2014, the PUCO issued an order that denied all requests for rehearing.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the "June 2012 - May 2015 ESP Including Capacity Charge" section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In February 2013, Ormet filed for bankruptcy and subsequently shut down operations in October 2013. Based upon previous PUCO rulings providing rate assistance to Ormet, the PUCO is expected to permit OPCo to recover unpaid Ormet amounts through the Economic Development Rider (EDR), except where recovery from ratepayers is limited to $20 million related to previously deferred payments from Ormet’s October and November 2012 power bills. In February 2014, a stipulation agreement between OPCo and Ormet was filed with the PUCO. The stipulation recommended approval of OPCo’s right to fully recover approximately $49 million of foregone revenues through the EDR. Intervenor comments were also filed objecting to full recovery of these foregone revenues. In March 2014, the PUCO issued an order in OPCo’s EDR filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals which, as of December 31, 2014, is recorded in regulatory assets on the balance sheet. In April 2014, an intervenor filed testimony objecting to $5 million of the remaining foregone revenues. A hearing at the PUCO related to the stipulation agreement was held in May 2014.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
Ohio IGCC Plant

In 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2014, OPCo has collected $24 million in pre-construction costs authorized in a 2006 PUCO order. Intervenors filed motions and comments with the PUCO requesting that OPCo refund all collected pre-construction costs to Ohio ratepayers with interest. In December 2014, a stipulation agreement between OPCo, the PUCO staff and intervenors was filed at the PUCO. The parties to the stipulation agreement proposed that OPCo will refund $13 million to its customers. In February 2015, the PUCO approved the stipulation agreement.

SWEPCo Rate Matters

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In October 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2. As of December 31, 2014, the net book value of Welsh Plant, Unit 2 was $84 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

Upon rehearing in January 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase is approximately $52 million. In March 2014, the PUCT issued an order related to the January 2014 PUCT ruling and in April 2014, this order became final. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, or its retirement-related costs and potential fuel or replacement power disallowances related to Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Texas Transmission Cost Recovery Factor Filing

In May 2014, SWEPCo filed an application with the PUCT to implement its transmission cost recovery factor (TCRF) requesting additional annual revenue of $15 million. The TCRF is designed to recover increases from the amounts included in SWEPCo’s Texas retail base rates for transmission infrastructure improvement costs and wholesale transmission charges under a tariff approved by the FERC. SWEPCo’s application included Turk Plant transmission-related costs. In November 2014, the PUCT issued an order approving a proposal for decision, issued by an Administrative Law Judge in October 2014, that recommended approval of SWEPCo's application with an increase in annual revenue of $14 million. In December 2014, the PUCT order became final and TCRF rates were implemented.

2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the staff review of the cost of service and the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchase power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant, Units 1 and 3 - Environmental Projects

To comply with pending Federal EPA regulations, SWEPCo is currently constructing environmental control projects to meet mercury and air toxics standards for Welsh Plant, Units 1 and 3 at a cost of approximately $410 million, excluding AFUDC.  Management currently estimates that the total environmental projects to be completed through 2020 for Welsh Plant, Units 1 and 3 will cost approximately $600 million, excluding AFUDC.  As of December 31, 2014, SWEPCo has incurred costs of $164 million and has remaining contractual construction obligations of $108 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. As of December 31, 2014, the net book value of Welsh Plant, Units 1 and 3 was $388 million, before cost of removal, including materials and supplies inventory and CWIP.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

APCo Rate Matters

Plant Transfer

APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a cost-of-service basis, to their respective customers. West Virginia generally allows for timely recovery of fuel costs through an expanded net energy cost which trues-up to actual expenses. In March 2014, APCo and WPCo filed a request with the WVPSC for approval to transfer at net book value to WPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by AGR. In April 2014, APCo and WPCo filed testimony that supported their request and proposed a base rate surcharge of $113 million, to be offset by an equal reduction in the ENEC revenues, to be effective upon the transfer of the Mitchell Plant to WPCo until APCo's West Virginia base rates are updated. See the "2014 West Virginia Base Rate Case" below. In June 2014, the FERC issued an order approving a request by AGR and WPCo to transfer AGR’s one-half interest in the Mitchell Plant to WPCo.

In October 2014, a stipulation agreement between APCo, WPCo, the WVPSC staff and intervenors in the case was filed with the WVPSC. The stipulation agreement recommended approval for WPCo to acquire, at net book value, the one-half interest in the Mitchell Plant, excluding certain assets, and to pay AGR $20 million upon transfer, which WPCo will record as a regulatory asset, include in rate base and recover over the life of the plant. Additionally, the agreement stated that 82.5% of the costs associated with the acquired interest will be reflected in rates effective from the date of the transfer via a surcharge with an offset in ENEC revenues of $93 million. The remaining 17.5% of the costs associated with the acquired interest is to be included in rates by January 2020. The agreement also proposed that WPCo share the energy margins for 82.5% of the plant’s output with ratepayers and that WPCo retain all of the energy margins from sales into the wholesale market on the remaining 17.5%, to offset fixed costs associated with this portion, until the remaining portion is included in rates. In December 2014, the WVPSC issued an order that approved the settlement agreement, subject to certain modifications related to 82.5% of the energy and capacity margin sharing. The WVPSC determined that the sharing mechanism that was proposed is reasonable and will be adopted provided the result of the sharing mechanism will be adjusted, if necessary, so that the sharing mechanism does not result in a net cost to ratepayers that exceeds the actual variable cost of generation. In January 2015, the transfer of the one-half interest in the Mitchell Plant to WPCo was completed.

2014 Virginia Biennial Base Rate Case

In March 2014, APCo filed a biennial generation and distribution base rate case with the Virginia SCC. In accordance with a Virginia statute, APCo did not request a change in base rates as its Virginia retail combined rate of return on common equity for 2012 and 2013 was within the statutory range of the approved return on common equity of 10.9%. The filing included a request to decrease generation depreciation rates, effective February 2015, primarily due to changes in the expected service lives of various generating units and the extended recovery through 2040 of the net book value of certain planned 2015 plant retirements. Additionally, the filing included a request to amortize $7 million annually for two years, beginning February 2015, related to IGCC and other deferred costs. APCo also requested approval to amortize $38 million related to an accumulated deferred Virginia state income tax (ADVSIT) liability over 20 years, beginning February 2015.

In November 2014, the Virginia SCC issued an order concluding that APCo's adjusted earned rate of return on common equity for 2012 and 2013, reflecting their ordered adjustments, was above the allowed threshold. The order included (a) a $6 million refund to customers for the years 2012 through 2013, (b) the write-off of $10 million of IGCC pre-construction costs, (c) approval to amortize a $38 million ADVSIT liability over 20 years, beginning February 2015 and (d) no change to generation depreciation rates with rates to be reviewed again in the next biennial rate case. The order also approved a new return on common equity of 9.7% effective for 2014 and 2015. Management believes its financial statements adequately address the impact of this order for 2014.

The Virginia SCC did not rule on a Virginia SCC staff recommendation to write-down certain costs, for ratemaking purposes, for the biennial period based on APCo’s earnings within the statutory equity range. In January 2015, the Virginia SCC initiated a separate proceeding to address the proper treatment of APCo’s authorized regulatory assets. As of December 31, 2014, APCo’s authorized regulatory assets under review in the separate proceeding, based upon the Virginia SCC staff recommendation, are estimated to be $15 million. In February 2015, initial briefs related to this proceeding were filed by various parties. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Potential New Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were approved by the Virginia General Assembly and have been sent to the Governor. If these amendments are enacted, APCo’s existing generation and distribution base rates would freeze until after the Virginia SCC rules on APCo’s next biennial review, which APCo would file in March 2020 for the 2018 and 2019 test years. These amendments would also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. Management continues to monitor this potential new legislation in Virginia.

2014 West Virginia Base Rate Case

In June 2014, APCo filed a request with the WVPSC to increase annual base rates by $156 million, based upon a 10.62% return on common equity, to be effective in the second quarter of 2015.  The filing included a request to increase generation depreciation rates primarily due to the increase in plant investment and changes in the expected service lives of various generating units.  The filing also requested recovery of $77 million over five years related to 2012 West Virginia storm costs, IGCC and other deferred costs.  In addition to the base rate request, the filing also included a request to implement a rider of approximately $38 million annually to recover vegetation management costs, including a return on capital investment.  In October 2014, the WVPSC approved APCo's motion to revise the procedural schedule which included a request to change the date of implementation of the new rates to May 2015.  In December 2014 and January 2015, intervenors filed testimony which proposed total annual revenue increases ranging from $30 million to $51 million based upon returns on common equity ranging from 9% to 10% and regulatory asset disallowances ranging from $6 million to $8 million.  Additionally, other intervenors proposed that the revenue requirement be based on a return on common equity of 8.7% and that $77 million of regulatory assets be disallowed.  Intervenors also recommended a disallowance of approximately $38 million related to the December 2013 transfer of OPCo's two-thirds interest in the Amos Plant, Unit 3 to APCo.  Hearings at the WVPSC were held in January 2015.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2013 Virginia Transmission Rate Adjustment Clause (Transmission RAC)

In December 2013, APCo filed with the Virginia SCC to increase its transmission RAC revenues by $50 million annually to be effective May 2014.  In March 2014, the Virginia SCC issued an order approving a stipulation agreement between APCo and the Virginia SCC staff increasing the transmission RAC revenues by $49 million annually, subject to true-up, effective May 2014. Pursuant to the order, the Virginia SCC staff will audit APCo’s transmission RAC under-recoveries and report its findings and recommendations in testimony in APCo’s next transmission RAC proceeding in 2015.

WPCo Merger with APCo

In December 2011, APCo and WPCo filed an application with the WVPSC requesting authority to merge WPCo into APCo. In December 2014, the WVPSC issued an order that dismissed the docket related to the merger of WPCo into APCo. See the “Plant Transfer” section of APCo Rate Matters.

PSO Rate Matters

2014 Oklahoma Base Rate Case

In January 2014, PSO filed a request with the OCC to increase annual base rates by $38 million, based upon a 10.5% return on common equity.  This revenue increase includes a proposed increase in depreciation rates of $29 million.  In addition, the filing proposed recovery of advanced metering costs through a separate rider over a three-year deployment period requesting $7 million of revenues in year one, increasing to $28 million in year three.  The filing also proposed expansion of an existing transmission rider currently recovered in base rates to include additional transmission-related costs that are expected to increase over the next several years.

In April and May 2014, testimony was filed by the OCC staff and intervenors with recommendations that included adjustments to annual base rates ranging from an increase of $16 million to a reduction of $22 million, primarily based upon the determination of depreciation rates and a return on common equity between 9.18% and 9.5%. Additionally, the recommendations did not support the advanced metering rider or the expansion of the transmission rider. In May 2014, PSO filed rebuttal testimony that included an updated annual base rate increase request of $42 million to reflect certain updated costs.

In June 2014, a non-unanimous stipulation agreement between PSO, the OCC staff and certain intervenors was filed with the OCC. The parties to the stipulation recommended no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs, and that the terms of the stipulation be effective November 2014. The advanced metering rider would provide $24 million of revenues over 14 months beginning in November 2014 and increase to $27 million in 2016. New depreciation rates are recommended for advanced metering investments and existing meters, also to be effective November 2014. Further, the stipulation recommends a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component. Additionally, the stipulation recommends recovery of regulatory assets for 2013 storms and regulatory case expenses. In July 2014, the Attorney General joined in the stipulation agreement. A hearing at the OCC was held in July 2014. In October 2014, the Administrative Law Judge (ALJ) recommended approval of the stipulation agreement and interim rates were implemented in November 2014, subject to refund. In November 2014, intervenors opposing the stipulation agreement filed exceptions to the ALJ's report and oral arguments were held at the OCC in December 2014. An order is anticipated in the first quarter of 2015. If the OCC were to disallow any portion of this settlement agreement, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

2011 Indiana Base Rate Case

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2% and adjusted the authorized annual increase in base rates to $92 million in March 2013. In April 2014, the Indiana Office of Utility Consumer Counselor (OUCC) filed an appeal to the Indiana Supreme Court related to the inclusion of a prepaid pension asset in rate base, which is approximately $7 million in annual revenues. In August 2014, the Indiana Supreme Court denied the appeal filed by the OUCC.

Cook Plant Life Cycle Management Project (LCM Project)

In 2012, I&M filed a petition with the IURC and the MPSC for approval of the LCM Project, which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life (2034 for Unit 1 and 2037 for Unit 2). The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.  As of December 31, 2014, I&M has incurred costs of $550 million related to the LCM Project, including AFUDC.

In July 2013, the IURC approved I&M’s proposed project with the exception of an estimated $23 million related to certain items that might accommodate a future potential power uprate which the IURC stated I&M could seek recovery of in a subsequent base rate case. I&M will recover approved costs through an LCM rider which will be determined in semi-annual proceedings. The IURC authorized deferral accounting for costs incurred related to certain projects effective January 2012 to the extent such costs are not reflected in rates. In May 2014, the IURC issued a final order approving the LCM rider rates that were implemented in January 2014.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project and authorized deferral accounting for costs incurred related to the approved projects effective January 2013 until these costs are included in rates. In February 2013, intervenors filed appeals with the Michigan Court of Appeals objecting to the issuance of the CON as well as the amount of the CON related to the LCM Project. In October 2014, the Michigan Court of Appeals issued an order that affirmed the MPSC decision in part, but reversed the portion of the MPSC decision related to certain costs. The order indicated that I&M could recover those costs in a future Michigan base case if they can show that the costs were reasonable and prudent.

If I&M is not ultimately permitted to recover its LCM Project costs, it could reduce future net income and cash flows and impact financial condition.

Tanners Creek Plant

I&M announced that it would retire Tanners Creek Plant by June 2015 to comply with proposed environmental regulations. I&M is currently recovering depreciation and a return on the net book value of the Tanners Creek Plant in base rates and plans to seek recovery of all of the plant’s retirement related costs in its next Indiana and Michigan base rate cases.

In December 2013, I&M filed an application with the MPSC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant due to the retirement of the Tanners Creek Plant in 2015. Upon the retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant.

In September 2014, a settlement agreement was approved by the MPSC that included the authorization for I&M to implement revised depreciation rates for Rockport Plant, Unit 1, effective upon the retirement date of the Tanners Creek Plant. Upon implementation of the revised depreciation rates, I&M is authorized to reduce customer rates through a credit rider until the revised rates for Rockport Plant, Unit 1 are included in base rates.

In October 2014, I&M filed a similar application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M's Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In February 2015, the OUCC filed testimony that recommended approval of I&M's application. A hearing at the IURC is scheduled for March 2015.

As of December 31, 2014, the net book value of the Tanners Creek Plant was $340 million, before cost of removal, including material and supplies inventory and CWIP.  See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5. If I&M is ultimately not permitted to fully recover its net book value of the Tanners Creek Plant and its retirement-related costs, it could reduce future net income and cash flows and impact financial condition.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In October 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan, from 2015 through 2021, for eligible transmission, distribution and storage system improvements. The initial estimated cost of the capital improvements and associated operation and maintenance expenses included in the TDSIC Plan of $787 million, excluding AFUDC, will be updated annually. The TDSIC Plan included distribution investments specific to the Indiana jurisdiction. The TDSIC Rider will allow the periodic adjustment of I&M's rates to provide for timely recovery of 80% of approved TDSIC Plan costs. I&M will defer the remaining 20% of approved TDSIC Plan costs to be recovered in I&M's next general rate case. I&M is not seeking a rate adjustment in this proceeding but is seeking approval of a TDSIC Rider rate adjustment mechanism for subsequent proceedings. In January 2015, intervenors filed testimony that recommended denial of certain portions of the TDSIC Plan including recommended changes to the capital structure, recovery of requested operation and maintenance cost allocations and the rate design within the TDSIC Rider mechanism. A hearing at the IURC was held in February 2015. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Southwestern Electric Power Co [Member]
Rate Matters
RATE MATTERS

The Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrant Subsidiaries’ recent significant rate orders and pending rate filings are addressed in this note.

OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESP

The PUCO issued an order in March 2009 that modified and approved the ESP which established rates at the start of the April 2009 billing cycle through 2011. OPCo collected the 2009 annualized revenue increase over the last nine months of 2009. The order also provided a phase-in FAC, which was authorized to be recovered through a non-bypassable surcharge over the period 2012 through 2018. The PUCO’s March 2009 order was appealed to the Supreme Court of Ohio, which issued an opinion and remanded certain issues back to the PUCO.

In October 2011, the PUCO issued an order in the remand proceeding, which was subsequently appealed. In February 2014, the Supreme Court of Ohio affirmed the PUCO’s decision and rejected all appeals.

In August 2012, the PUCO issued an order in a separate proceeding which implemented a PIRR to recover deferred fuel costs in rates beginning September 2012. The PUCO ruled that carrying charges should be calculated without an offset for accumulated deferred income taxes and that a long-term debt rate should be applied when collections begin. In November 2012, OPCo appealed that PUCO order to the Supreme Court of Ohio claiming a long-term debt rate modified the previously adjudicated 2009 - 2011 ESP order, which granted a weighted average cost of capital (WACC) rate. In November 2012, the IEU and the Ohio Consumers' Counsel (OCC) also filed appeals of the PUCO decision which principally argued that the PUCO should have reduced the deferred fuel balance to reflect the prior “improper” collection of POLR revenues. IEU's appeal also argued that carrying costs should be reduced due to an accumulated deferred income tax credit which, as of December 31, 2014, could reduce carrying costs by $26 million including $14 million of unrecognized equity carrying costs. In December 2014, IEU filed a motion to withdraw its argument related to the collection of POLR revenues. In January 2015, the OCC filed a request to dismiss its appeal altogether. Oral arguments at the Supreme Court of Ohio were held in February 2015. OPCo argued for a remand to reinstate the WACC carrying charges initially approved by the PUCO and challenged the IEU argument that the carrying charges should be reduced due to an accumulated deferred income tax credit. A decision from the Supreme Court of Ohio is pending.

Management is unable to predict the outcome of the unresolved litigation discussed above. Depending on the rulings in these proceedings, it could reduce future net income and cash flows and impact financial condition.

June 2012 – May 2015 ESP Including Capacity Charge

In August 2012, the PUCO issued an order which adopted and modified a new ESP that established base generation rates through May 2015. This ruling was generally upheld in rehearing orders in January and March 2013.

In July 2012, the PUCO issued an order in a separate capacity proceeding which stated that OPCo must charge CRES providers the RPM price and authorized OPCo to defer a portion of its incurred capacity costs not recovered from CRES providers up to $188.88/MW day.  The OPCo RPM price collected from CRES providers, which includes reserve margins, was approximately $34/MW day through May 2014 and is $150/MW day from June 2014 through May 2015.  In December 2012, various parties filed notices of appeal of the capacity costs decision with the Supreme Court of Ohio.

As part of the August 2012 ESP order, the PUCO established a non-bypassable RSR, effective September 2012.  The RSR was collected from customers at $3.50/MWh through May 2014 and is currently collected at $4.00/MWh for the period June 2014 through May 2015, with $1.00/MWh applied to the recovery of deferred capacity costs.  As of December 31, 2014, OPCo’s incurred deferred capacity costs balance of $422 million, including debt carrying costs, was recorded in regulatory assets on the balance sheet.

In 2013, the PUCO issued its Orders on Rehearing for the ESP which generally upheld its August 2012 order, including the implementation of the RSR. The PUCO clarified that a final reconciliation of revenues and expenses would be permitted for any over- or under-recovery on several riders including fuel. In addition, the PUCO addressed certain issues around the energy auctions while other SSO issues related to the energy auctions were deferred to a separate docket related to the competitive bid process (CBP). In 2013, OPCo and various intervenors filed appeals with the Supreme Court of Ohio challenging portions of the PUCO’s ESP order, including the RSR.

In November 2013, the PUCO issued an order approving OPCo’s CBP with modifications. As ordered, in 2014, OPCo conducted multiple energy-only auctions for a total of 100% of the SSO load with delivery beginning April 2014 through May 2015. For delivery starting in June 2015, OPCo will conduct energy and capacity auctions for its entire SSO load. The PUCO also approved the unbundling of the FAC into fixed and energy-related components and an intervenor proposal to blend the $188.88/MW day capacity price in proportion to the percentage of energy planned to be auctioned. Additionally, the PUCO ordered that intervenor concerns related to the recovery of the fixed fuel costs through potentially both the FAC and the approved capacity charges be addressed in subsequent FAC proceedings. Management believes that these intervenor concerns are without merit.

In January 2014, the PUCO denied all rehearing requests and agreed to issue a supplemental request for an independent auditor in the 2012 - 2013 FAC proceeding to separately examine the recovery of the fixed fuel costs, including OVEC. In March 2014, the PUCO approved OPCo’s request to implement riders related to the unbundling of the FAC. In October 2014, the independent auditor, selected by the PUCO, filed its report for the period August 2012 through May 2015 with the PUCO. If the PUCO ultimately concludes that a portion of the fixed fuel costs are also recovered through OPCo's $188.88/MW day capacity charge, the independent auditor recommends a methodology for calculating a refund of a portion of certain fixed fuel costs. The retail share of these fixed fuel costs is approximately $90 million annually. A hearing related to this matter has not been scheduled. Management believes that no over-recovery of costs has occurred and intends to oppose the findings in the audit report.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Proposed June 2015 – May 2018 ESP

In December 2013, OPCo filed an application with the PUCO to approve an ESP that includes proposed rate adjustments and the continuation and modification of certain existing riders, including the Distribution Investment Rider (DIR), effective June 2015 through May 2018. The proposal included a return on common equity of 10.65% on capital costs for certain riders and estimates an average decrease in rates of 9% over the three-year term of the plan for customers who receive their RPM capacity and energy auction-based generation through OPCo. The proposal also included a purchased power agreement (PPA) rider that would allow retail customers to receive a rate stabilizing charge or credit by hedging market-based prices with a cost-based purchase power agreement. The PPA would initially be based upon the OVEC contractual entitlement and could, upon further approval, be expanded to include other contracts involving other Ohio legacy generation assets. In May 2014, intervenors and the PUCO staff filed testimony that provided various recommendations including the rejection and/or modification of various riders, including the DIR and the proposed PPA. Hearings at the PUCO in the ESP case were held in June 2014.

In July 2014, OPCo submitted a separate application to continue the RSR established in the June 2012 - May 2015 ESP to collect the unrecovered portion of the deferred capacity costs at the rate of $4.00/MWh until the balance of the capacity deferrals has been collected. In December 2014, the PUCO staff and intervenors filed comments related to the RSR application. The PUCO staff recommended approval of the application. Intervenors objected to the application and recommended approval of a pending motion to dismiss.

In October 2014, OPCo filed a separate application with the PUCO to propose a new extended PPA for inclusion in the PPA rider, discussed above. The new PPA would include an additional 2,671 MW to be purchased from AGR over the life of the respective generating units.

If OPCo is ultimately not permitted to fully collect all components of its ESP rates, it could reduce future net income and cash flows and impact financial condition.

Significantly Excessive Earnings Test Filings

In January 2011, the PUCO issued an order on the 2009 SEET filing. The order gave consideration for a future commitment to invest $20 million to support the development of a large solar farm. In January 2013, the PUCO found there was not a need for the large solar farm. The PUCO noted that OPCo remains obligated to spend $20 million on this solar project or another project. In September 2013, a proposed second phase of OPCo’s gridSMART® program was filed with the PUCO which included a proposed project to satisfy this PUCO directive. A decision from the PUCO is pending.

In March 2014, the PUCO approved a stipulation agreement between OPCo and the PUCO staff that there were no significantly excessive earnings in 2011 for CSPCo or OPCo. In May 2014 and December 2014, the PUCO approved stipulation agreements between OPCo and the PUCO staff that there were no significantly excessive earnings for OPCo in 2012 and 2013, respectively.

Management believes its financial statements adequately address the impact of 2014 SEET requirements.

Corporate Separation

In October 2012, the PUCO issued an order which approved the corporate separation of OPCo’s generation assets including the transfer of OPCo’s generation assets and associated generation liabilities at net book value to AGR. In June 2013, the IEU filed an appeal with the Supreme Court of Ohio claiming the PUCO order approving the corporate separation was unlawful. A decision from the Supreme Court of Ohio is pending. In December 2013, corporate separation of OPCo’s generation assets was completed. If any part of the PUCO order is overturned, it could reduce future net income and cash flows and impact financial condition.

Storm Damage Recovery Rider (SDRR)

In December 2012, OPCo submitted an application with the PUCO to establish initial SDRR rates to recover 2012 incremental storm distribution expenses. In April 2014, the PUCO approved a stipulation agreement to recover $55 million over a 12-month period. The agreement also provided that carrying charges using a long-term debt rate will be assessed from April 2013 until recovery begins, but no additional carrying charges will accrue during the actual recovery period. Compliance tariffs were filed with the PUCO and new rates were implemented in April 2014. In May 2014, the PUCO upheld the settlement agreement on rehearing.

2009 Fuel Adjustment Clause Audit

In January 2012, the PUCO issued an order in OPCo’s 2009 FAC that the remaining $65 million in proceeds from a 2008 coal contract settlement agreement be applied against OPCo’s under-recovered fuel balance. In April 2012, on rehearing, the PUCO ordered that the settlement credit only needed to reflect the Ohio retail jurisdictional share of the gain not already flowed through the FAC with carrying charges. As a result, OPCo recorded a $30 million net favorable adjustment on the statement of income in 2012. The January 2012 PUCO order also stated that a consultant should be hired to review the coal reserve valuation and recommend whether any additional value should benefit ratepayers.
In August 2012, intervenors filed an appeal with the Supreme Court of Ohio claiming the settlement credit ordered by the PUCO should have reflected the remaining gain not already flowed through the FAC, with carrying charges. In September 2014, the Supreme Court of Ohio upheld the PUCO order. A review of the coal reserve valuation by an outside consultant is still pending. If the PUCO ultimately determines that additional amounts should benefit ratepayers as a result of the consultant’s review of the coal reserve valuation, it could reduce future net income and cash flows and impact financial condition.

2010 and 2011 Fuel Adjustment Clause Audits

The PUCO-selected outside consultant issued its 2010 and 2011 FAC audit reports which included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balance and determine whether the carrying costs on the balance should be net of accumulated income taxes with the use of a WACC. In May 2014, the PUCO issued an order that generally approved OPCo's 2010-2011 fuel costs and rejected the auditor recommendation to adjust the WACC carrying charges related to accumulated deferred income taxes. Additionally, the PUCO requested further review related to an affiliate barging agreement and the modification of certain fuel procurement processes and practices. Further, the order provided for the auditor to address any remaining concerns in the next audit report, as deemed necessary. In July 2014, the PUCO issued an order that denied all requests for rehearing.

2012 and 2013 Fuel Adjustment Clause Audits

In May 2014, the PUCO-selected outside consultant provided its final report related to its 2012 and 2013 FAC audit which included certain unfavorable recommendations related to the FAC recovery for 2012 and 2013. These recommendations are opposed by OPCo. In addition, the PUCO will consider the results of the final audit of the recovery of fixed fuel costs that was issued in October 2014. See the "June 2012 - May 2015 ESP Including Capacity Charge" section above. If the PUCO orders a reduction to the FAC deferral or a refund to customers, it could reduce future net income and cash flows and impact financial condition.

Ormet

Ormet, a large aluminum company, had a contract to purchase power from OPCo through 2018. In February 2013, Ormet filed for bankruptcy and subsequently shut down operations in October 2013. Based upon previous PUCO rulings providing rate assistance to Ormet, the PUCO is expected to permit OPCo to recover unpaid Ormet amounts through the Economic Development Rider (EDR), except where recovery from ratepayers is limited to $20 million related to previously deferred payments from Ormet’s October and November 2012 power bills. In February 2014, a stipulation agreement between OPCo and Ormet was filed with the PUCO. The stipulation recommended approval of OPCo’s right to fully recover approximately $49 million of foregone revenues through the EDR. Intervenor comments were also filed objecting to full recovery of these foregone revenues. In March 2014, the PUCO issued an order in OPCo’s EDR filing allowing OPCo to include $39 million of Ormet-related foregone revenues in the EDR effective April 2014. The order stated that if the stipulation agreement between OPCo and Ormet is subsequently adopted by the PUCO, OPCo could file an application to modify the EDR rate for the remainder of the period requesting recovery of the remaining $10 million of Ormet deferrals which, as of December 31, 2014, is recorded in regulatory assets on the balance sheet. In April 2014, an intervenor filed testimony objecting to $5 million of the remaining foregone revenues. A hearing at the PUCO related to the stipulation agreement was held in May 2014.

In addition, in the 2009 - 2011 ESP proceeding, intervenors requested that OPCo be required to refund the Ormet-related revenues under a previous interim arrangement (effective from January 2009 through September 2009) and requested that the PUCO prevent OPCo from collecting Ormet-related revenues in the future. Through September 2009, the last month of the interim arrangement, OPCo had $64 million of deferred FAC costs related to the interim arrangement, excluding $2 million of unrecognized equity carrying costs. The PUCO did not take any action on this request. The intervenors raised this issue again in response to OPCo’s November 2009 filing to approve recovery of the deferral under the interim agreement.

To the extent amounts discussed above are not recoverable, it could reduce future net income and cash flows and impact financial condition.
Ohio IGCC Plant

In 2005, OPCo filed an application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. As of December 31, 2014, OPCo has collected $24 million in pre-construction costs authorized in a 2006 PUCO order. Intervenors filed motions and comments with the PUCO requesting that OPCo refund all collected pre-construction costs to Ohio ratepayers with interest. In December 2014, a stipulation agreement between OPCo, the PUCO staff and intervenors was filed at the PUCO. The parties to the stipulation agreement proposed that OPCo will refund $13 million to its customers. In February 2015, the PUCO approved the stipulation agreement.

SWEPCo Rate Matters

2012 Texas Base Rate Case

In July 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In October 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs. Additionally, the PUCT deferred consideration of the requested increase in depreciation expense related to the change in the 2016 retirement date of the Welsh Plant, Unit 2. As of December 31, 2014, the net book value of Welsh Plant, Unit 2 was $84 million, before cost of removal, including materials and supplies inventory and CWIP. See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5.

Upon rehearing in January 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, in the fourth quarter of 2013, SWEPCo reversed $114 million of previously recorded regulatory disallowances. The resulting annual base rate increase is approximately $52 million. In March 2014, the PUCT issued an order related to the January 2014 PUCT ruling and in April 2014, this order became final. In May 2014, intervenors filed appeals of that order with the Texas District Court. In June 2014, SWEPCo intervened in those appeals and filed initial responses.

If certain parts of the PUCT order are overturned or if SWEPCo cannot ultimately recover its Texas jurisdictional share of the Turk Plant investment, including AFUDC, or its retirement-related costs and potential fuel or replacement power disallowances related to Welsh Plant, Unit 2, it could reduce future net income and cash flows and impact financial condition.

Texas Transmission Cost Recovery Factor Filing

In May 2014, SWEPCo filed an application with the PUCT to implement its transmission cost recovery factor (TCRF) requesting additional annual revenue of $15 million. The TCRF is designed to recover increases from the amounts included in SWEPCo’s Texas retail base rates for transmission infrastructure improvement costs and wholesale transmission charges under a tariff approved by the FERC. SWEPCo’s application included Turk Plant transmission-related costs. In November 2014, the PUCT issued an order approving a proposal for decision, issued by an Administrative Law Judge in October 2014, that recommended approval of SWEPCo's application with an increase in annual revenue of $14 million. In December 2014, the PUCT order became final and TCRF rates were implemented.

2012 Louisiana Formula Rate Filing

In 2012, SWEPCo initiated a proceeding to establish new formula base rates in Louisiana, including recovery of the Louisiana jurisdictional share (approximately 29%) of the Turk Plant. In February 2013, a settlement was filed and approved by the LPSC. The settlement increased Louisiana total rates by approximately $2 million annually, effective March 2013, which consisted of an increase in base rates of approximately $85 million annually offset by a decrease in fuel and other rates of approximately $83 million annually.  The March 2013 base rates are based on a 10% return on common equity and cost recovery of the Louisiana jurisdictional share of the Turk Plant and Stall Unit. The rates are subject to refund based on the staff review of the cost of service and the prudency review of the Turk Plant. The settlement also provided that the LPSC review base rates in 2014 and 2015 and that SWEPCo recover non-fuel Turk Plant costs and a full weighted-average cost of capital return on the prudently incurred Turk Plant investment in jurisdictional rate base, effective January 2013. In December 2014, the LPSC approved a settlement agreement related to the staff review of the cost of service. The settlement agreement reduced the requested revenue increase by $3 million, primarily due to the timing of both the allowed recovery of certain existing regulatory assets and the establishment of a regulatory asset for certain previously expensed costs. If the LPSC orders refunds based upon the pending prudence review of the Turk Plant investment, it could reduce future net income and cash flows and impact financial condition.

2014 Louisiana Formula Rate Filing

In April 2014, SWEPCo filed its annual formula rate plan for test year 2013 with the LPSC.  The filing included a $5 million annual increase, which was effective August 2014.  SWEPCo also proposed to increase rates by an additional $15 million annually, effective January 2015, for a total annual increase of $20 million. This additional increase reflects the cost of incremental generation to be used to serve Louisiana customers in 2015 due to the expiration of a purchase power agreement attributable to Louisiana customers.  In December 2014, the LPSC approved a partial settlement agreement that included the implementation of the $15 million annual increase in rates effective January 2015. These increases are subject to LPSC staff review and are subject to refund.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Welsh Plant, Units 1 and 3 - Environmental Projects

To comply with pending Federal EPA regulations, SWEPCo is currently constructing environmental control projects to meet mercury and air toxics standards for Welsh Plant, Units 1 and 3 at a cost of approximately $410 million, excluding AFUDC.  Management currently estimates that the total environmental projects to be completed through 2020 for Welsh Plant, Units 1 and 3 will cost approximately $600 million, excluding AFUDC.  As of December 31, 2014, SWEPCo has incurred costs of $164 million and has remaining contractual construction obligations of $108 million related to these projects.  SWEPCo will seek recovery of these project costs from customers through filings at the state commissions and the FERC. As of December 31, 2014, the net book value of Welsh Plant, Units 1 and 3 was $388 million, before cost of removal, including materials and supplies inventory and CWIP.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

APCo Rate Matters

Plant Transfer

APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a cost-of-service basis, to their respective customers. West Virginia generally allows for timely recovery of fuel costs through an expanded net energy cost which trues-up to actual expenses. In March 2014, APCo and WPCo filed a request with the WVPSC for approval to transfer at net book value to WPCo a one-half interest in the Mitchell Plant, comprising 780 MW of average annual generating capacity presently owned by AGR. In April 2014, APCo and WPCo filed testimony that supported their request and proposed a base rate surcharge of $113 million, to be offset by an equal reduction in the ENEC revenues, to be effective upon the transfer of the Mitchell Plant to WPCo until APCo's West Virginia base rates are updated. See the "2014 West Virginia Base Rate Case" below. In June 2014, the FERC issued an order approving a request by AGR and WPCo to transfer AGR’s one-half interest in the Mitchell Plant to WPCo.

In October 2014, a stipulation agreement between APCo, WPCo, the WVPSC staff and intervenors in the case was filed with the WVPSC. The stipulation agreement recommended approval for WPCo to acquire, at net book value, the one-half interest in the Mitchell Plant, excluding certain assets, and to pay AGR $20 million upon transfer, which WPCo will record as a regulatory asset, include in rate base and recover over the life of the plant. Additionally, the agreement stated that 82.5% of the costs associated with the acquired interest will be reflected in rates effective from the date of the transfer via a surcharge with an offset in ENEC revenues of $93 million. The remaining 17.5% of the costs associated with the acquired interest is to be included in rates by January 2020. The agreement also proposed that WPCo share the energy margins for 82.5% of the plant’s output with ratepayers and that WPCo retain all of the energy margins from sales into the wholesale market on the remaining 17.5%, to offset fixed costs associated with this portion, until the remaining portion is included in rates. In December 2014, the WVPSC issued an order that approved the settlement agreement, subject to certain modifications related to 82.5% of the energy and capacity margin sharing. The WVPSC determined that the sharing mechanism that was proposed is reasonable and will be adopted provided the result of the sharing mechanism will be adjusted, if necessary, so that the sharing mechanism does not result in a net cost to ratepayers that exceeds the actual variable cost of generation. In January 2015, the transfer of the one-half interest in the Mitchell Plant to WPCo was completed.

2014 Virginia Biennial Base Rate Case

In March 2014, APCo filed a biennial generation and distribution base rate case with the Virginia SCC. In accordance with a Virginia statute, APCo did not request a change in base rates as its Virginia retail combined rate of return on common equity for 2012 and 2013 was within the statutory range of the approved return on common equity of 10.9%. The filing included a request to decrease generation depreciation rates, effective February 2015, primarily due to changes in the expected service lives of various generating units and the extended recovery through 2040 of the net book value of certain planned 2015 plant retirements. Additionally, the filing included a request to amortize $7 million annually for two years, beginning February 2015, related to IGCC and other deferred costs. APCo also requested approval to amortize $38 million related to an accumulated deferred Virginia state income tax (ADVSIT) liability over 20 years, beginning February 2015.

In November 2014, the Virginia SCC issued an order concluding that APCo's adjusted earned rate of return on common equity for 2012 and 2013, reflecting their ordered adjustments, was above the allowed threshold. The order included (a) a $6 million refund to customers for the years 2012 through 2013, (b) the write-off of $10 million of IGCC pre-construction costs, (c) approval to amortize a $38 million ADVSIT liability over 20 years, beginning February 2015 and (d) no change to generation depreciation rates with rates to be reviewed again in the next biennial rate case. The order also approved a new return on common equity of 9.7% effective for 2014 and 2015. Management believes its financial statements adequately address the impact of this order for 2014.

The Virginia SCC did not rule on a Virginia SCC staff recommendation to write-down certain costs, for ratemaking purposes, for the biennial period based on APCo’s earnings within the statutory equity range. In January 2015, the Virginia SCC initiated a separate proceeding to address the proper treatment of APCo’s authorized regulatory assets. As of December 31, 2014, APCo’s authorized regulatory assets under review in the separate proceeding, based upon the Virginia SCC staff recommendation, are estimated to be $15 million. In February 2015, initial briefs related to this proceeding were filed by various parties. If any of these costs, or any additional costs that may be subject to review, are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Potential New Virginia Legislation Affecting Biennial Reviews

In February 2015, amendments to Virginia law governing the regulation of investor-owned electric utilities were approved by the Virginia General Assembly and have been sent to the Governor. If these amendments are enacted, APCo’s existing generation and distribution base rates would freeze until after the Virginia SCC rules on APCo’s next biennial review, which APCo would file in March 2020 for the 2018 and 2019 test years. These amendments would also preclude the Virginia SCC from performing biennial reviews of APCo’s earnings for the years 2014 through 2017. Management continues to monitor this potential new legislation in Virginia.

2014 West Virginia Base Rate Case

In June 2014, APCo filed a request with the WVPSC to increase annual base rates by $156 million, based upon a 10.62% return on common equity, to be effective in the second quarter of 2015.  The filing included a request to increase generation depreciation rates primarily due to the increase in plant investment and changes in the expected service lives of various generating units.  The filing also requested recovery of $77 million over five years related to 2012 West Virginia storm costs, IGCC and other deferred costs.  In addition to the base rate request, the filing also included a request to implement a rider of approximately $38 million annually to recover vegetation management costs, including a return on capital investment.  In October 2014, the WVPSC approved APCo's motion to revise the procedural schedule which included a request to change the date of implementation of the new rates to May 2015.  In December 2014 and January 2015, intervenors filed testimony which proposed total annual revenue increases ranging from $30 million to $51 million based upon returns on common equity ranging from 9% to 10% and regulatory asset disallowances ranging from $6 million to $8 million.  Additionally, other intervenors proposed that the revenue requirement be based on a return on common equity of 8.7% and that $77 million of regulatory assets be disallowed.  Intervenors also recommended a disallowance of approximately $38 million related to the December 2013 transfer of OPCo's two-thirds interest in the Amos Plant, Unit 3 to APCo.  Hearings at the WVPSC were held in January 2015.  If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

2013 Virginia Transmission Rate Adjustment Clause (Transmission RAC)

In December 2013, APCo filed with the Virginia SCC to increase its transmission RAC revenues by $50 million annually to be effective May 2014.  In March 2014, the Virginia SCC issued an order approving a stipulation agreement between APCo and the Virginia SCC staff increasing the transmission RAC revenues by $49 million annually, subject to true-up, effective May 2014. Pursuant to the order, the Virginia SCC staff will audit APCo’s transmission RAC under-recoveries and report its findings and recommendations in testimony in APCo’s next transmission RAC proceeding in 2015.

WPCo Merger with APCo

In December 2011, APCo and WPCo filed an application with the WVPSC requesting authority to merge WPCo into APCo. In December 2014, the WVPSC issued an order that dismissed the docket related to the merger of WPCo into APCo. See the “Plant Transfer” section of APCo Rate Matters.

PSO Rate Matters

2014 Oklahoma Base Rate Case

In January 2014, PSO filed a request with the OCC to increase annual base rates by $38 million, based upon a 10.5% return on common equity.  This revenue increase includes a proposed increase in depreciation rates of $29 million.  In addition, the filing proposed recovery of advanced metering costs through a separate rider over a three-year deployment period requesting $7 million of revenues in year one, increasing to $28 million in year three.  The filing also proposed expansion of an existing transmission rider currently recovered in base rates to include additional transmission-related costs that are expected to increase over the next several years.

In April and May 2014, testimony was filed by the OCC staff and intervenors with recommendations that included adjustments to annual base rates ranging from an increase of $16 million to a reduction of $22 million, primarily based upon the determination of depreciation rates and a return on common equity between 9.18% and 9.5%. Additionally, the recommendations did not support the advanced metering rider or the expansion of the transmission rider. In May 2014, PSO filed rebuttal testimony that included an updated annual base rate increase request of $42 million to reflect certain updated costs.

In June 2014, a non-unanimous stipulation agreement between PSO, the OCC staff and certain intervenors was filed with the OCC. The parties to the stipulation recommended no overall change to the transmission rider or to annual revenues, other than additional revenues through a separate rider related to advanced metering costs, and that the terms of the stipulation be effective November 2014. The advanced metering rider would provide $24 million of revenues over 14 months beginning in November 2014 and increase to $27 million in 2016. New depreciation rates are recommended for advanced metering investments and existing meters, also to be effective November 2014. Further, the stipulation recommends a return on common equity of 9.85% to be used only in the formula to calculate AFUDC, factoring of customer receivables and for riders with an equity component. Additionally, the stipulation recommends recovery of regulatory assets for 2013 storms and regulatory case expenses. In July 2014, the Attorney General joined in the stipulation agreement. A hearing at the OCC was held in July 2014. In October 2014, the Administrative Law Judge (ALJ) recommended approval of the stipulation agreement and interim rates were implemented in November 2014, subject to refund. In November 2014, intervenors opposing the stipulation agreement filed exceptions to the ALJ's report and oral arguments were held at the OCC in December 2014. An order is anticipated in the first quarter of 2015. If the OCC were to disallow any portion of this settlement agreement, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

2011 Indiana Base Rate Case

In February 2013, the IURC issued an order that granted an $85 million annual increase in base rates based upon a return on common equity of 10.2% and adjusted the authorized annual increase in base rates to $92 million in March 2013. In April 2014, the Indiana Office of Utility Consumer Counselor (OUCC) filed an appeal to the Indiana Supreme Court related to the inclusion of a prepaid pension asset in rate base, which is approximately $7 million in annual revenues. In August 2014, the Indiana Supreme Court denied the appeal filed by the OUCC.

Cook Plant Life Cycle Management Project (LCM Project)

In 2012, I&M filed a petition with the IURC and the MPSC for approval of the LCM Project, which consists of a group of capital projects to ensure the safe and reliable operations of the Cook Plant through its licensed life (2034 for Unit 1 and 2037 for Unit 2). The estimated cost of the LCM Project is $1.2 billion to be incurred through 2018, excluding AFUDC.  As of December 31, 2014, I&M has incurred costs of $550 million related to the LCM Project, including AFUDC.

In July 2013, the IURC approved I&M’s proposed project with the exception of an estimated $23 million related to certain items that might accommodate a future potential power uprate which the IURC stated I&M could seek recovery of in a subsequent base rate case. I&M will recover approved costs through an LCM rider which will be determined in semi-annual proceedings. The IURC authorized deferral accounting for costs incurred related to certain projects effective January 2012 to the extent such costs are not reflected in rates. In May 2014, the IURC issued a final order approving the LCM rider rates that were implemented in January 2014.

In January 2013, the MPSC approved a Certificate of Need (CON) for the LCM Project and authorized deferral accounting for costs incurred related to the approved projects effective January 2013 until these costs are included in rates. In February 2013, intervenors filed appeals with the Michigan Court of Appeals objecting to the issuance of the CON as well as the amount of the CON related to the LCM Project. In October 2014, the Michigan Court of Appeals issued an order that affirmed the MPSC decision in part, but reversed the portion of the MPSC decision related to certain costs. The order indicated that I&M could recover those costs in a future Michigan base case if they can show that the costs were reasonable and prudent.

If I&M is not ultimately permitted to recover its LCM Project costs, it could reduce future net income and cash flows and impact financial condition.

Tanners Creek Plant

I&M announced that it would retire Tanners Creek Plant by June 2015 to comply with proposed environmental regulations. I&M is currently recovering depreciation and a return on the net book value of the Tanners Creek Plant in base rates and plans to seek recovery of all of the plant’s retirement related costs in its next Indiana and Michigan base rate cases.

In December 2013, I&M filed an application with the MPSC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant due to the retirement of the Tanners Creek Plant in 2015. Upon the retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant.

In September 2014, a settlement agreement was approved by the MPSC that included the authorization for I&M to implement revised depreciation rates for Rockport Plant, Unit 1, effective upon the retirement date of the Tanners Creek Plant. Upon implementation of the revised depreciation rates, I&M is authorized to reduce customer rates through a credit rider until the revised rates for Rockport Plant, Unit 1 are included in base rates.

In October 2014, I&M filed a similar application with the IURC seeking approval of revised depreciation rates for Rockport Plant, Unit 1 and the Tanners Creek Plant. Upon retirement of the Tanners Creek Plant, I&M proposed that, for purposes of determining its depreciation rates, the net book value of the Tanners Creek Plant be recovered over the remaining life of the Rockport Plant. The new depreciation rates would result in a decrease in I&M's Indiana jurisdictional electric depreciation expense which I&M proposed to reduce customer rates through a credit rider. In February 2015, the OUCC filed testimony that recommended approval of I&M's application. A hearing at the IURC is scheduled for March 2015.

As of December 31, 2014, the net book value of the Tanners Creek Plant was $340 million, before cost of removal, including material and supplies inventory and CWIP.  See “Regulated Generating Units to be Retired Before or During 2016” section of Note 5. If I&M is ultimately not permitted to fully recover its net book value of the Tanners Creek Plant and its retirement-related costs, it could reduce future net income and cash flows and impact financial condition.

Transmission, Distribution and Storage System Improvement Charge (TDSIC)

In October 2014, I&M filed petitions with the IURC for approval of a TDSIC Rider and approval of I&M’s seven-year TDSIC Plan, from 2015 through 2021, for eligible transmission, distribution and storage system improvements. The initial estimated cost of the capital improvements and associated operation and maintenance expenses included in the TDSIC Plan of $787 million, excluding AFUDC, will be updated annually. The TDSIC Plan included distribution investments specific to the Indiana jurisdiction. The TDSIC Rider will allow the periodic adjustment of I&M's rates to provide for timely recovery of 80% of approved TDSIC Plan costs. I&M will defer the remaining 20% of approved TDSIC Plan costs to be recovered in I&M's next general rate case. I&M is not seeking a rate adjustment in this proceeding but is seeking approval of a TDSIC Rider rate adjustment mechanism for subsequent proceedings. In January 2015, intervenors filed testimony that recommended denial of certain portions of the TDSIC Plan including recommended changes to the capital structure, recovery of requested operation and maintenance cost allocations and the rate design within the TDSIC Rider mechanism. A hearing at the IURC was held in February 2015. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.